UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2018

MFS® Commodity Strategy Fund

CMS-SEM

MFS® Commodity Strategy Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (c)(i)

Fixed income sectors (i)
Investment Grade Corporates	31.8%
U.S. Treasury Securities	24.6%
Collateralized Debt Obligations	7.7%
Asset-Backed Securities	7.3%
Commercial Mortgage-Backed Securities	2.6%
Non-U.S. Government Bonds	2.5%
Emerging Markets Bonds	1.4%
Residential Mortgage-Backed Securities	1.1%
Mortgage-Backed Securities	0.6%
Municipal Bonds	0.4%
U.S. Government Agencies	0.1%

Composition including fixed income credit quality (a)(i)
AAA	6.5%
AA	14.0%
A	15.5%
BBB	18.2%
U.S. Government	21.4%
Federal Agencies	0.7%
Not Rated	3.8%
Non-Fixed Income	100.0%
Cash & Cash Equivalents	20.7%
Other	(100.8%)

Commodity exposure (c)(i)

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(c)	MFS expects to gain exposure to the commodities markets by investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity linked derivatives (such as commodity-linked futures, options, and/or swaps). The Subsidiary’s investments in commodity-linked derivatives are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and the risks of investing in such derivatives, please see the fund’s prospectus.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2017 through April 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	1.05%	$1,000.00	$1,040.63	$5.31
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
I	Actual	0.81%	$1,000.00	$1,043.28	$4.10
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
R6	Actual	0.80%	$1,000.00	$1,043.23	$4.05
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

CONSOLIDATED PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 76.5%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 18.6%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.897% (LIBOR-3mo. + 1.55%), 7/15/2026 (n)	$1,167,000	$1,165,503
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.497% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	1,518,000	1,520,274
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.958% (LIBOR-3mo. + 1.6%), 7/20/2026 (n)	1,183,000	1,180,828
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	376,000	375,731
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,265,000	1,254,502
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 3.852% (LIBOR-3mo. + 1.5%), 10/17/2024 (n)	1,445,000	1,443,559
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	273,165	272,643
Atrium CDO Corp., 2010-A, “B1R”, FLR, 3.797% (LIBOR-3mo. + 1.45%), 7/16/2025 (n)	1,778,000	1,776,199
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.861% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)	1,167,000	1,165,365
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.709% (LIBOR-3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,158,827
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.852% (LIBOR-3mo. + 1.5%), 10/17/2026 (n)	1,747,000	1,745,230
Ballyrock Ltd., 2018-1A, “A2”, FLR, 3.957% (LIBOR-3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,368,365
Ballyrock Ltd., 2018-1A, “B”, FLR, 4.257% (LIBOR-3mo. + 1.9%), 4/20/2031 (n)	579,877	579,877
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.446% (LIBOR-1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,178,163
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	1,769,895	1,774,242
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	1,250,000	1,227,902
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.479%, 5/10/2050 (i)	12,104,943	1,030,954
Cent CLO LP, 2014-21A, “A2AR”, FLR, 4.065% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	665,212	663,360
Cent CLO LP, 2014-21A, “BR”, FLR, 4.765% (LIBOR-3mo. + 2.4%), 7/27/2026 (n)	897,854	897,114
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.046% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)	514,369	516,139
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	823,207
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	368,101

6

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	$536,000	$529,030
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	567,107
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	694,549
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	63,864	63,850
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	1,855,638	1,801,704
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.146% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	1,461,132	1,472,350
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,414,000	1,402,659
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	820,000	811,191
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	361,848	361,768
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	1,493,000	1,479,849
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	1,822,000	1,785,939
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.047% (LIBOR-3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,248,369
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	510,000	501,357
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	555,000	546,388
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	520,000	518,624
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 3.897% (LIBOR-3mo. + 1.55%), 10/15/2026 (n)	597,000	596,481
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 4.497% (LIBOR-3mo. + 2.15%), 10/15/2026 (n)	766,507	770,409
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,389,000	1,385,184
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	901,000	896,659
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	480,085	477,628
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	393,116	392,043
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	202,352	201,748
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%,1/23/18 4/15/2022 (n)	1,385,000	1,372,353
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (z)	1,825,000	1,824,720
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	269,669	269,733
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	406,000	404,027
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,602,000	1,590,180
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,010,000	997,494
Granite Point Mortgage Trust Inc., 2.796%, 12/19/2035 (z)	1,826,000	1,823,261
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	2,104,000	2,163,304

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.196%, 5/10/2050 (i)	$11,002,011	$839,863
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.287%, 8/10/2050 (i)	11,453,229	911,411
HarbourView CLO VII Ltd., “B1R”, FLR, 3.522% (LIBOR-3mo. + 1.65%), 11/18/2026 (n)	1,790,098	1,782,617
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 4.252% (LIBOR-3mo. + 2.38%), 11/18/2026 (n)	1,149,098	1,147,028
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	577,203	577,210
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (z)	862,000	861,876
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (z)	495,000	494,874
Invitation Homes Trust, 2017-SFR2, “A”, FLR, 2.745% (LIBOR-1mo. + 1%), 12/17/2036 (n)	1,742,005	1,744,726
Invitation Homes Trust, 2018-SFR1, “B”, 2.845% (LIBOR-1mo. + 0.95%) 3/17/2037 (n)	953,000	952,999
JPMorgan Chase Commercial Mortgage Securities Corp., 1.237%, 9/15/2050 (i)	23,589,011	1,672,968
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (n)	2,014,202	2,084,833
Loomis, Sayles & Co., 2015-2A, “A1R”, FLR, 3.252% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)	1,283,932	1,283,932
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.752% (LIBOR-3mo. + 1.4%), 4/15/2028 (z)	1,445,525	1,445,525
Madison Park Funding XIII Ltd., 2014-13A, “BR2”, FLR, 3.855% (LIBOR-3mo. + 1.5%), 4/19/2030 (z)	2,174,539	2,172,338
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 4.408% (LIBOR-3mo. + 2.05%), 7/20/2026 (n)	1,634,000	1,632,310
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.555% (LIBOR-3mo. + 1.20%) 1/18/2028 (n)	2,590,000	2,567,441
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.455% (LIBOR-3mo. + 2.1%), 1/18/2027 (n)	805,000	808,657
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.603%, 5/15/2050 (i)	12,023,960	1,014,821
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.614%, 6/15/2050 (i)	4,711,757	422,463
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.155% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,324,026
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,027,000	1,026,998
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 2.497% (LIBOR-1mo. + 0.6%), 6/25/2065 (n)	124,906	125,047
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 3.597% (LIBOR-3mo. + 1.25%) 1/15/2028 (z)	2,729,000	2,726,689

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.958% (LIBOR-3mo. + 1.6%), 4/20/2027 (n)	$1,515,565	$1,514,816
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	938,000	927,255
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	757,725
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.908% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,149,000	1,154,149
OCP CLO Ltd., 2015-10A, “A2AR”, FLR, 3.661% (LIBOR-3mo. + 1.30%) 10/26/2027 (z)	2,211,957	2,193,930
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	35,987	35,971
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	1,525,000	1,496,292
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	137,915	137,530
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,110,000	1,099,537
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.547% (LIBOR-1mo. + 0.65%), 11/10/2020 (n)	822,272	822,889
PFS Financing Corp., 2017-C, “A”, FLR, 2.366% (LIBOR-1mo. + 0.47%), 10/15/2021 (n)	670,000	671,675
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,246,000	1,236,852
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	769,000	764,421
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	866,000	853,630
Shackelton CLO Ltd., 2013-4A, “B”, FLR, 4.241% (LIBOR-3mo. + 1.9%), 4/13/2031 (z)	722,762	722,749
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	293,618	291,116
Silver Spring CLO Ltd., FLR, 5.097% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	973,000	971,404
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,880,000	1,876,475
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.066% (LIBOR-1mo. + 1.17%), 1/17/2035 (n)	1,514,489	1,519,118
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 4.558% (LIBOR-3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,144,772
TICP CLO Ltd., 2018-3R, “B”, FLR, 3.709% (LIBOR-3mo. + 1.35%), 4/20/2028 (z)	681,356	681,343
TICP CLO Ltd., 2018-3R, “C”, FLR, 4.159% (LIBOR-3mo. + 1.8%), 4/20/2028 (z)	1,195,706	1,195,679
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	1,029,173	997,335

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	$7,951,708	$542,941
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	1,880,000	1,863,951
Verizon Owner Trust, 2017-3a, “B”, 2.38%, 4/20/2022 (n)	769,000	753,496
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	434,712	432,798
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.396% (LIBOR-1mo. + 0.5%), 11/15/2022 (n)	849,000	851,180
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,174,000	1,162,038
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	2,276,538	2,340,808

		$115,070,570
Automotive - 2.8%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,000,000	$1,998,504
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	1,639,000	1,634,425
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	2,750,000	2,748,887
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	1,632,000	1,621,213
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	340,000	336,447
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	1,279,000	1,246,664
General Motors Financial Co., Inc., 2.65%, 4/13/2020	3,700,000	3,663,678
General Motors Financial Co., Inc., 3.15%, 6/30/2022	816,000	793,880
Hyundai Capital America, 2.4%, 10/30/2018 (n)	640,000	637,574
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,182,552
Toyota Motor Credit Corp., FLR, 2.742% (LIBOR-3mo. + 0.39%), 1/17/2019	1,620,000	1,622,791

		$17,486,615
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$371,000	$368,377

Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$1,100,000	$1,065,906
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	1,402,000	1,388,790

		$2,454,696
Building - 0.2%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,060,000	$1,055,532

Cable TV - 0.4%
Time Warner Cable, Inc., 5%, 2/01/2020	$2,308,000	$2,368,130

10

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 0.5%
Dow Chemical Co., 8.55%, 5/15/2019	$2,000,000	$2,117,871
LyondellBasell Industries N.V., 5%, 4/15/2019	760,000	770,974

		$2,888,845
Computer Software - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$990,000	$992,220

Conglomerates - 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$508,000	$496,612

Consumer Products - 0.9%
Newell Brands, Inc., 2.6%, 3/29/2019	$99,000	$98,599
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/2018 (n)	2,890,000	2,885,243
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	3,041,000	2,907,863

		$5,891,705
Consumer Services - 0.3%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,447,061
QVC, Inc., 5.125%, 7/02/2022	362,000	372,719

		$1,819,780
Electrical Equipment - 0.2%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,408,000	$1,394,098

Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$281,000	$280,770

Emerging Market Quasi-Sovereign - 0.4%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,170,000	$1,170,000
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,342,000	1,341,151

		$2,511,151
Energy - Integrated - 0.5%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$801,873
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,471,775

		$3,273,648
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$818,344

Financial Institutions - 0.1%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$405,000	$404,996

11

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$1,465,000	$1,448,003
General Mills, Inc., 3.2%, 4/16/2021	546,000	545,778
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,560,000	1,576,912
Mondelez International, Inc., FLR, 2.968% (LIBOR-3mo. + 0.61%), 10/28/2019 (n)	1,870,000	1,878,242
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	511,704
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,183,000	1,182,529
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	96,000	95,810

		$7,238,978
Insurance - 0.7%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,172,044
American International Group, Inc., 3.3%, 3/01/2021	1,138,000	1,134,800
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,161,956

		$4,468,800
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,775,000	$1,732,319

International Market Quasi-Sovereign - 1.7%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$1,230,000	$1,213,091
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,939,291
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	1,932,665
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	590,000	588,531
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	580,000	573,895
Electricite de France, 2.15%, 1/22/2019 (n)	1,200,000	1,193,141
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	695,625
Swedish Export Credit Corp., 1.125%, 8/28/2019	2,700,000	2,648,838

		$10,785,077
International Market Sovereign - 0.4%
Republic of Finland, 1%, 4/23/2019 (n)	$2,300,000	$2,267,062

Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$536,078
Baidu, Inc., 3.875%, 9/29/2023	875,000	867,731

		$1,403,809
Local Authorities - 0.4%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$2,341,877

Major Banks - 6.7%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	$2,750,000	$2,749,079
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	1,435,000	1,409,704

12

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Barclays PLC, 3.25%, 1/12/2021	$4,050,000	$4,013,400
BNP Paribas, 2.7%, 8/20/2018	1,090,000	1,090,693
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,000,000	995,540
Commonwealth Bank of Australia, 2.3%, 9/06/2019	1,725,000	1,711,112
Credit Agricole, “A”, FLR, 3.767% (LIBOR-3mo. + 1.43%), 1/10/2022 (n)	750,000	767,568
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	2,060,000	2,031,762
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,910,000	1,860,230
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	1,161,000	1,142,303
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	957,000	930,262
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	498,155
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	449,000	444,896
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	868,000	853,880
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,081,300
PNC Bank N.A., 1.6%, 6/01/2018	1,750,000	1,748,950
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,133,346
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,167,418
Sumitomo Mitsui Financial Group, 3.102%, 1/17/2023	1,108,000	1,080,662
Svenska Handelsbanken AB, 2.25%, 6/17/2019	1,725,000	1,713,829
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,500,000	2,496,692
Toronto-Dominion Bank, 1.45%, 9/06/2018	980,000	976,842
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	3,100,000	3,059,181
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,337,000	2,290,395
Westpac Banking Corp., 1.55%, 5/25/2018	3,000,000	2,998,922

		$41,246,121
Medical & Health Technology & Services - 1.4%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$1,750,000	$1,737,058
Becton, Dickinson and Co., 2.404%, 6/05/2020	796,000	780,231
Becton, Dickinson and Co., 2.894%, 6/06/2022	948,000	917,132
Becton, Dickinson and Co., FLR, 2.943% (LIBOR-3mo. + 0.88%), 12/29/2020	831,000	833,094
CVS Health Corp., 3.7%, 3/09/2023	987,000	981,659
CVS Health Corp., FLR, 2.687% (LIBOR-3mo. + 0.65%), 3/09/2020	596,000	598,782
CVS Health Corp., FLR, 2.777% (LIBOR-3mo. + 0.72%), 3/09/2021	1,235,000	1,246,350
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	1,450,000	1,436,782

		$8,531,088
Medical Equipment - 1.0%
Abbott Laboratories, 2.35%, 11/22/2019	$3,748,000	$3,715,342
Zimmer Biomet Holdings, Inc., FLR, 2.927% (LIBOR-3mo. + 0.75%), 3/19/2021	356,000	356,600
Zimmer Holdings, Inc., 2.7%, 4/01/2020	1,894,000	1,875,979

		$5,947,921

13

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 0.1%
Glencore Funding LLC, 3%, 10/27/2022 (n)	$610,000	$583,327

Midstream - 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,661,000	$1,634,047
EL Paso LLC, 6.5%, 9/15/2020	1,874,000	2,003,786
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	428,271
Enterprise Products Operating LP, 6.5%, 1/31/2019	930,000	954,389
MPLX LP, 3.375%, 3/15/2023	471,000	463,661
ONEOK Partners LP, 3.2%, 9/15/2018	790,000	791,182

		$6,275,336
Mortgage-Backed - 0.6%
Fannie Mae, 2.072%, 5/25/2018	$34,586	$34,538
Fannie Mae, 4.5%, 4/01/2024	322,444	334,647
Fannie Mae, 4%, 3/01/2025	37,439	38,752
Fannie Mae, 4.5%, 5/01/2025	118,735	123,267
Fannie Mae, 3%, 12/01/2031	707,815	702,829
Fannie Mae, 2%, 5/25/2044	2,223,741	2,119,650
Freddie Mac, 1.018%, 4/25/2024	128,566	5,565
Freddie Mac, 4%, 7/01/2025	265,553	274,945

		$3,634,193
Municipals - 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$3,058,000	$2,536,886

Network & Telecom - 1.0%
AT&T, Inc., 2.3%, 3/11/2019	$1,300,000	$1,297,251
AT&T, Inc., 2.45%, 6/30/2020	2,480,000	2,449,380
AT&T, Inc., FLR, 2.866% (LIBOR-3mo. + 0.91%), 11/27/2018	1,570,000	1,576,204
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,085,471

		$6,408,306
Oils - 0.1%
Phillips 66, FLR, 2.606% (LIBOR-3mo. + 0.60%), 2/26/2021	$839,000	$840,622

Other Banks & Diversified Financials - 5.3%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$400,000	$399,916
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,590,000	1,578,755
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	1,854,000	1,813,145
BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,225,849
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,551,022
Capital One Financial Corp., 2.5%, 5/12/2020	1,177,000	1,159,079

14

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Capital One Financial Corp., 2.4%, 10/30/2020	$590,000	$576,590
Citizens Bank N.A., 2.3%, 12/03/2018	1,400,000	1,397,695
Citizens Bank N.A., 2.25%, 3/02/2020	925,000	909,831
Citizens Bank N.A., 2.55%, 5/13/2021	310,000	303,306
Compass Bank, 2.875%, 6/29/2022	1,837,000	1,768,420
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,184,012
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	362,734
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,037,152
First Republic Bank, 2.375%, 6/17/2019	278,000	275,983
Groupe BPCE S.A., 2.5%, 12/10/2018	920,000	919,432
Intesa Sanpaolo S.p.A., FLR, 2.982% (LIBOR-3mo. + 0.63%), 7/17/2019	3,136,000	3,137,846
Lloyds Bank PLC, 1.75%, 5/14/2018	2,950,000	2,949,419
Lloyds Bank PLC, 2.3%, 11/27/2018	630,000	628,820
National Bank of Canada, FLR, 2.946% (LIBOR-3mo. + 0.84%), 12/14/2018	3,200,000	3,214,697
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	1,390,000	1,359,155
Santander UK PLC, 3.05%, 8/23/2018	439,000	439,661
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,433,000	1,395,502
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	2,170,000	2,120,757
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,015,000	1,006,759

		$32,715,537
Pharmaceuticals - 2.1%
AbbVie, Inc., 1.8%, 5/14/2018	$2,500,000	$2,499,600
Actavis Funding SCS, 3%, 3/12/2020	1,058,000	1,050,842
Amgen, Inc., 2.2%, 5/11/2020	2,350,000	2,311,954
Celgene Corp., 2.875%, 8/15/2020	1,912,000	1,899,504
Celgene Corp., 2.75%, 2/15/2023	1,297,000	1,238,193
Gilead Sciences, Inc., 1.85%, 9/04/2018	1,310,000	1,308,034
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,691,614

		$12,999,741
Retailers - 0.3%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$1,786,000	$1,762,075

Supranational - 0.2%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,180,000	$1,170,716

Telecommunications - Wireless - 1.1%
American Tower Corp., REIT, 2.8%, 6/01/2020	$573,000	$568,217
American Tower Corp., REIT, 3%, 6/15/2023	1,462,000	1,401,466
Crown Castle International Corp., 3.4%, 2/15/2020	610,000	610,501

15

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 3.15%, 7/15/2023	$755,000	$728,379
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	1,968,000	2,030,721
SBA Tower Trust, 2.898%, 10/11/2044 (n)	878,000	878,146
SBA Tower Trust, 2.877%, 7/10/2046 (n)	660,000	647,783

		$6,865,213
Tobacco - 1.2%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$2,011,000	$1,967,523
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	1,456,000	1,453,466
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	2,266,000	2,245,745
Reynolds American, Inc., 2.3%, 6/12/2018	1,700,000	1,699,651

		$7,366,385
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$2,400,000	$2,369,156

U.S. Government Agencies and Equivalents - 0.1%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$750,000	$745,502
Small Business Administration, 2.25%, 7/01/2021	178,660	178,103

		$923,605
U.S. Treasury Obligations - 21.3%
U.S. Treasury Notes, 0.75%, 9/30/2018 (s)	$15,000,000	$14,920,898
U.S. Treasury Notes, 2.375%, 3/15/2021 (f)	8,081,000	8,027,653
U.S. Treasury Notes, 0.625%, 6/30/2018 (s)	13,580,000	13,554,669
U.S. Treasury Notes, 1%, 11/30/2018 (s)	13,580,000	13,493,003
U.S. Treasury Notes, 1%, 3/15/2019 (s)	15,000,000	14,837,109
U.S. Treasury Notes, 2.25%, 3/31/2020	29,840,000	29,709,450
U.S. Treasury Notes, 1.375%, 10/31/2020	38,541,000	37,423,913

		$131,966,695
Utilities - Electric Power - 1.5%
Dominion Energy, Inc., 2.962%, 7/01/2019	$780,000	$777,806
Dominion Energy, Inc., 2.579%, 7/01/2020	1,136,000	1,118,369
Dominion Resources, Inc., 2.5%, 12/01/2019	1,600,000	1,580,732
Emera U.S. Finance LP, 2.15%, 6/15/2019	1,165,000	1,152,521
Eversource Energy, 2.5%, 3/15/2021	730,000	715,749
FirstEnergy Corp., 2.85%, 7/15/2022	581,000	559,640
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,029,874
Southern Co., 2.45%, 9/01/2018	630,000	629,492
Southern Co., 1.85%, 7/01/2019	1,560,000	1,540,218

		$9,104,401
Total Bonds (Identified Cost, $476,645,031)		$473,061,335

16

Consolidated Portfolio of Investments (unaudited) – continued

Short-Term Obligations (s)(y) - 6.5%
Issuer	Shares/Par	Value ($)
Australia & New Zealand Banking Group Ltd., 1.89%, due 5/30/2018	$4,000,000	$3,993,910
Exxon Mobil Corp., 1.77%, due 5/11/2018	4,000,000	3,998,033
Freddie Mac, 1.41%, due 5/01/2018	19,162,000	19,162,000
Novartis Finance Corp., 1.88%, due 5/09/2018	4,000,000	3,998,329
Siemens Captal Co., LLC, 1.81%, due 5/24/2018	4,000,000	3,995,374
Wal-Mart Stores Inc., 1.8%, due 5/07/2018	4,750,000	4,748,575
Total Short-Term Obligations, at Amortized Cost and Value		$39,896,221

Investment Companies (h) - 15.4%
Money Market Funds - 15.4%
MFS Institutional Money Market Portfolio, 1.78% (v) (Identified Cost, $95,151,462)	95,165,299	$95,155,783

Other Assets, Less Liabilities - 1.6%		9,960,047
Net Assets – 100.0%		$618,073,386

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $95,155,783 and $512,957,556, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $154,544,180, representing 25% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	$1,769,864	$1,774,242
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023	4/17/18	1,824,721	1,824,720

17

Consolidated Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Granite Point Mortgage Trust Inc., 2.796%, 12/19/2035	4/26/18	$1,826,000	$1,823,261
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032	4/25/18	861,876	861,876
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032	4/25/18	494,874	494,874
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.752% (LIBOR-3mo. + 1.4%), 4/15/2028	4/11/18	1,445,525	1,445,525
Madison Park Funding XIII Ltd., 2014-13A, “BR2”, FLR, 3.855%, (LIBOR-3mo. + 1.5%), 4/19/2030	4/11/18	2,174,539	2,172,338
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 3.597% (LIBOR-3mo. + 1.25%), 1/15/2028	11/15/17	2,729,000	2,726,689
OCP CLO Ltd., 2015-10A, “A2AR”, FLR, 3.661% (LIBOR-3mo. + 1.30%), 10/26/2027	11/27/17	2,211,957	2,193,930
Shackelton CLO Ltd., 2013-4A, “B”, FLR, 4.241% (LIBOR-3mo. + 1.9%), 4/13/2031	4/04/18	722,762	722,749
TICP CLO Ltd., 2018-3R, “B”, FLR, 3.709% (LIBOR-3mo. + 1.35%), 4/20/2028	4/05/18	681,356	681,343
TICP CLO Ltd., 2018-3R, “C”, FLR, 4.159% (LIBOR-3mo. + 1.8%), 4/20/2028	4/05/18	1,195,706	1,195,679
Total Restricted Securities			$17,917,226
% of Net assets			2.9%

Derivative Contracts at 4/30/18

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	94	$19,932,406	June - 2018	$(55,812)

18

Consolidated Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements

Maturity Date		Notional Amount		Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swap Agreements
7/23/18	USD	$5,565,887	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMKCTR (floating rate)	$8,358	$—	$8,358
8/31/18	USD	5,561,847	(Short)	Morgan Stanley Capital Services, Inc.	3 month T-Bill + 0.05%	BCOMWHTR (floating rate)	7,798	—	7,798
9/26/18	USD	6,438,949	(Short)	Goldman Sachs International	3 month T-Bill + 0.08%	BCOMPLTR (floating rate)	10,359	—	10,359
12/18/18	USD	6,613,800	(Short)	Merrill Lynch International	3 month T-Bill + 0.02%	BCOMCNTR (floating rate)	9,870	—	9,870
1/23/19	USD	8,505,765	(Short)	Merrill Lynch International	3 month T-Bill + 0.04%	BCOMKWT (floating rate)	11,697	—	11,697
4/30/19	USD	6,652,220	(Short)	Merrill Lynch International	3 month T-Bill + 0%	BCOMLHTR (floating rate)	11,180	—	11,180
5/31/19	USD	6,101,863	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMLCTR (floating rate)	1,236	—	1,236
5/31/19	USD	6,196,321	(Short)	Merrill Lynch International	3 month T-Bill + 0.05%	BCOMSBTR (floating rate)	1,237	—	1,237

							$61,735	$—	$61,735

Liability Derivatives
Total Return Swap Agreements
5/11/18	USD	$6,509,180	(Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.08%	$(9,515)	$—	$(9,515)
6/15/18	USD	85,323,557	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	4 month T-Bill + 0.13%	(132,795)	—	(132,795)
7/16/18	USD	11,109,505	(Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.12%	(17,292)	—	(17,292)
7/16/18	USD	12,418,550	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(19,466)	—	(19,466)
7/16/18	USD	33,547,202	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(52,213)	—	(52,213)
7/16/18	USD	44,438,018	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(68,063)	—	(68,063)

19

Consolidated Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements – continued

Maturity Date		Notional Amount		Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swap Agreements - continued
7/16/18	USD	88,876,037	(Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$(136,127)	$—	$(136,127)
8/22/18	USD	8,651,128	(Long)	Goldman Sachs International	BCOMCTTR (floating rate)	3 month T-Bill + 0.23%	(14,117)	—	(14,117)
8/31/18	USD	6,576,487	(Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.08%	(9,612)	—	(9,612)
9/12/18	USD	8,798,697	(Long)	JPMorgan Chase Bank N.A.	BCOMZSTR (floating rate)	3 month T-Bill + 0.09%	(14,468)	—	(14,468)
10/29/18	USD	17,336,689	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(27,174)	—	(27,174)
11/19/18	USD	9,391,996	(Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(13,511)	—	(13,511)
12/3/18	USD	18,053,737	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(28,298)	—	(28,298)
12/3/18	USD	19,115,722	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(29,964)	—	(29,964)
1/4/19	USD	2,390,420	(Long)	Goldman Sachs International	BCOMHGTR (floating rate)	3 month T-Bill + 0.11%	(3,755)	—	(3,755)
1/4/19	USD	11,476,530	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(17,578)	—	(17,578)
1/4/19	USD	14,624,401	(Long)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	(21,542)	—	(21,542)
2/14/19	USD	4,249,989	(Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(6,285)	—	(6,285)
2/14/19	USD	30,779,093	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.12%	(47,989)	—	(47,989)
2/21/19	USD	29,699,174	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(46,059)	—	(46,059)
3/20/19	USD	7,350,469	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(11,259)	—	(11,259)
3/22/19	USD	4,017,436	(Long)	Merrill Lynch International	BCOMSMT (floating rate)	3 month T-Bill + 0.40%	(7,244)	—	(7,244)

20

Consolidated Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements – continued

Maturity Date		Notional Amount		Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swap Agreements - continued
3/22/19	USD	21,339,336	(Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.14%	$(33,624)	$—	$(33,624)
3/22/19	USD	22,355,495	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(35,041)	—	(35,041)
3/22/19	USD	22,355,495	(Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(34,670)	—	(34,670)
4/30/19	USD	9,289,388	(Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.11%	(15,217)	—	(15,217)
4/30/19	USD	12,411,514	(Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(20,072)	—	(20,072)
4/30/19	USD	14,452,531	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(23,920)	—	(23,920)
5/10/19	USD	5,144,092	(Long)	Merrill Lynch International	BCOMNITR (floating rate)	3 month T-Bill + 0.12%	(6,116)	—	(6,116)
5/10/19	USD	61,806,920	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 0.13%	(73,766)	—	(73,766)
5/31/19	USD	5,000,000	(Long)	JPMorgan Chase Bank N.A.	BCOMNGTR (floating rate)	3 month T-Bill + 0.08%	(126,755)	—	(126,755)
5/31/19	USD	5,010,218	(Long)	Merrill Lynch International	MLCILPRT (floating rate)	3 month T-Bill + 013%	(1,073)	—	(1,073)
5/31/19	USD	8,067,308	(Long)	Goldman Sachs International	SPGCCCTR (floating rate)	3 month T-Bill + 0.12%	(1,710)	—	(1,710)
5/31/19	USD	9,000,000	(Long)	JPMorgan Chase Bank N.A.	BCOMALTR (floating rate)	3 month T-Bill + 0.09%	(75,061)	—	(75,061)

							$(1,181,351)	$—	$(1,181,351)

21

Consolidated Portfolio of Investments (unaudited) – continued

At April 30, 2018, the fund had liquid securities with an aggregate value of $40,618,000 to cover any commitments for certain derivative contracts.

The following abbreviations are used in this report and are defined:

BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It reflects on fully collateralized futures positions. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on gold. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return. A single commodity subindex of the DJ-UBSCITR composed of futures contracts on nickel. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.

22

Consolidated Portfolio of Investments (unaudited) – continued

BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMZSTR	Bloomberg Zinc Subindex Total Return, the index is composed of futures contracts on zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPGCCCTR	S&P GSCI Cocoa Total Return, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark for investment performance in the cocoa commodity market.

See Notes to Consolidated Financial Statements

23

Financial Statements

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At 4/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $516,541,252)	$512,957,556
Investments in affiliated issuers, at value (identified cost, $95,151,462)	95,155,783
Receivables for
Due from uncleared swap brokers	18,880,978
Fund shares sold	20,101
Interest	1,912,691
Uncleared swaps, at value	61,735
Other assets	1,889
Total assets	$628,990,733
Liabilities
Payable to custodian	$502,533
Payables for
Due to uncleared swap brokers	2,264,735
Daily variation margin on open futures contracts	1,462
Investments purchased	5,928,857
Fund shares reacquired	879,898
Uncleared swaps, at value	1,181,351
Payable to affiliates
Investment adviser	51,302
Shareholder servicing fee	95
Distribution and service fees	1
Payable for independent Trustees’ compensation	1,499
Accrued expenses and other liabilities	105,614
Total liabilities	$10,917,347
Net assets	$618,073,386
Net assets consist of
Paid-in capital	$679,449,276
Unrealized appreciation (depreciation)	(4,754,803)
Accumulated net realized gain (loss)	(58,736,106)
Undistributed net investment income	2,115,019
Net assets	$618,073,386
Shares of beneficial interest outstanding	102,003,277

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$51,248	8,455	$6.06
Class I	51,593	8,517	6.06
Class R6	617,970,545	101,986,305	6.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.43 [100 / 94.25 x $6.06. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Consolidated Financial Statements

24

Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS

Six months ended 4/30/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$5,494,436
Dividends from affiliated issuers	557,599
Foreign taxes withheld	(331)
Total investment income	$6,051,704
Expenses
Management fee	$2,204,508
Distribution and service fees	62
Shareholder servicing costs	116
Administrative services fee	48,720
Independent Trustees’ compensation	7,022
Custodian fee	22,750
Shareholder communications	5,019
Audit and tax fees	42,168
Legal fees	5,020
Miscellaneous	53,921
Total expenses	$2,389,306
Reduction of expenses by investment adviser	(26,163)
Net expenses	$2,363,143
Net investment income (loss)	$3,688,561
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,123,399)
Affiliated issuers	(5,494)
Futures contracts	(301,004)
Swap agreements	28,592,100
Net realized gain (loss)	$27,162,203
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$(4,057,255)
Affiliated issuers	(229)
Futures contracts	39,863
Swap agreements	(1,115,041)
Net unrealized gain (loss)	$(5,132,662)
Net realized and unrealized gain (loss)	$22,029,541
Change in net assets from operations	$25,718,102

See Notes to Consolidated Financial Statements

25

Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/18	Year ended 10/31/17
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$3,688,561	$4,664,531
Net realized gain (loss)	27,162,203	12,233,845
Net unrealized gain (loss)	(5,132,662)	(1,498,362)
Change in net assets from operations	$25,718,102	$15,400,014
Distributions declared to shareholders
From net investment income	$(18,500,745)	$(3,450,522)
Change in net assets from fund share transactions	$18,780,974	$16,714,788
Total change in net assets	$25,998,331	$28,664,280
Net assets
At beginning of period	592,075,055	563,410,775
At end of period (including undistributed net investment income of $2,115,019 and $16,927,203, respectively)	$618,073,386	$592,075,055

See Notes to Consolidated Financial Statements

26

Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/18		Year ended
Class A			10/31/17		10/31/16		10/31/15		10/31/14 (z)		4/30/14		4/30/13
	(unaudited)
Net asset value, beginning of period	$6.00		$5.89		$5.93		$7.88		$9.28		$9.09		$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.03	(c)	$0.01		$(0.00	)(w)	$(0.01)		$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss)	0.20		0.10		(0.05	)(g)	(1.95)		(1.39)		0.22		(0.43)
Total from investment operations	$0.23		$0.13		$(0.04)		$(1.95)		$(1.40)		$0.22		$(0.42)
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.02)		$(0.00	)(w)	$—		$—		$(0.03)		$(0.06)
Net asset value, end of period (x)	$6.06		$6.00		$5.89		$5.93		$7.88		$9.28		$9.09
Total return (%) (r)(s)(t)(x)	4.06	(n)	2.25	(c)	(0.61)		(24.75)		(15.09	)(n)	2.40		(4.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	(c)	1.07		1.08		1.10	(a)	1.06		1.07
Expenses after expense reductions (f)	1.05	(a)	1.05	(c)	1.06		1.07		1.10	(a)	1.05		1.07
Net investment income (loss)	1.00	(a)	0.58	(c)	0.21		(0.00	)(w)	(0.20	)(a)	(0.05)		0.13
Portfolio turnover	41	(n)	51		32		51		21	(n)	43		54
Net assets at end of period (000 omitted)	$51		$49		$48		$48		$97		$114		$111

See Notes to Consolidated Financial Statements

27

Consolidated Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class I			10/31/17		10/31/16		10/31/15	10/31/14 (z)		4/30/14	4/30/13
	(unaudited)
Net asset value, beginning of period	$6.00		$5.90		$5.94		$7.90	$9.28		$9.10	$9.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	(c)	$0.03		$0.02	$0.00	(w)	$0.02	$0.05
Net realized and unrealized gain (loss)	0.21		0.09		(0.04	)(g)	(1.96)	(1.38)		0.21	(0.43)
Total from investment operations	$(0.25)		$0.14		$(0.01)		$(1.94)	$(1.38)		$0.23	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.04)		$(0.03)		$(0.02)	$—		$(0.05)	$(0.09)
Net asset value, end of period (x)	$6.06		$6.00		$5.90		$5.94	$7.90		$9.28	$9.10
Total return (%) (r)(s)(t)(x)	4.33	(n)	2.32	(c)	(0.20)		(24.63)	(14.87	)(n)	2.56	(4.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	(c)	0.83		0.83	0.85	(a)	0.81	0.81
Expenses after expense reductions (f)	0.81	(a)	0.81	(c)	0.82		0.82	0.85	(a)	0.80	0.81
Net investment income (loss)	1.25	(a)	0.83	(c)	0.45		0.25	0.05	(a)	0.20	0.50
Portfolio turnover	41	(n)	51		32		51	21	(n)	43	54
Net assets at end of period (000 omitted)	$52		$49		$48		$48	$80		$94	$92

See Notes to Consolidated Financial Statements

28

Consolidated Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R6			10/31/17		10/31/16		10/31/15	10/31/14 (z)		4/30/14	4/30/13 (i)
	(unaudited)
Net asset value, beginning of period	$6.00		$5.90		$5.94		$7.90	$9.29		$9.10	$10.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	(c)	$0.03		$0.02	$0.00	(w)	$0.02	$0.02
Net realized and unrealized gain (loss)	0.21		0.09		(0.04	)(g)	(1.96)	(1.39)		0.22	(0.86	)(g)
Total from investment operations	$0.25		$0.14		$(0.01)		$(1.94)	$(1.39)		$0.24	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.04)		$(0.03)		$(0.02)	$—		$(0.05)	$(0.09)
Net asset value, end of period (x)	$6.06		$6.00		$5.90		$5.94	$7.90		$9.29	$9.10
Total return (%) (r)(s)(t)(x)	4.32	(n)	2.32	(c)	(0.20)		(24.63)	(14.96	)(n)	2.67	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	(c)	0.82		0.83	0.86	(a)	0.81	0.82	(a)
Expenses after expense reductions (f)	0.80	(a)	0.80	(c)	0.82		0.83	0.85	(a)	0.81	0.82	(a)
Net investment income (loss)	1.25	(a)	0.83	(c)	0.45		0.26	0.05	(a)	0.19	0.31	(a)
Portfolio turnover	41	(n)	51		32		51	21	(n)	43	54
Net assets at end of period (000 omitted)	$617,971		$591,976		$563,314		$555,170	$539,510		$547,015	$413,592

29

Consolidated Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales and fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the inception of Class R6, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount and ratio were less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

See Notes to Consolidated Financial Statements

30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

Principles of Consolidation – The fund gains exposure to the commodities markets by investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps, instead of commodity linked-notes. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2018, the Subsidiary’s net assets were $111,791,283, which represented 18.1% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

General – The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency

31

Notes to Consolidated Financial Statements (unaudited) – continued

laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the

32

Notes to Consolidated Financial Statements (unaudited) – continued

fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$132,890,300	$—	$132,890,300
Non-U.S. Sovereign Debt	—	16,734,007	—	16,734,007
Municipal Bonds	—	2,536,886	—	2,536,886
U.S. Corporate Bonds	—	108,356,132	—	108,356,132
Residential Mortgage-Backed Securities	—	10,320,721	—	10,320,721
Commercial Mortgage-Backed Securities	—	16,025,790	—	16,025,790
Asset-Backed Securities (including CDOs)	—	92,358,250	—	92,358,250
Foreign Bonds	—	93,839,249	—	93,839,249
Short-Term Securities	—	39,896,221	—	39,896,221
Mutual Funds	95,155,783	—	—	95,155,783
Total	$95,155,783	$512,957,556	$—	$608,113,339

Other Financial Instruments
Futures Contracts – Liabilities	$(56,144)	$—	$—	$(56,144)
Swap Agreements – Assets	—	61,735	—	61,735
Swap Agreements – Liabilities	—	(1,181,351)	—	(1,181,351)

For further information regarding security characteristics, see the Consolidated Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

33

Notes to Consolidated Financial Statements (unaudited) – continued

The derivative instruments used by the fund were futures contracts and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2018 as reported in the Consolidated Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(56,144)
Commodity	Total Return Swap	61,735	(1,181,351)
Total		$61,735	$(1,237,495)

(a)	Values presented in this table for futures contracts correspond to the values reported in the fund’s Consolidated Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Consolidated Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(301,004)	$—
Commodity	—	28,592,100
Total	$(301,004)	$28,592,100

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$39,863	$—
Commodity	—	(1,115,041)
Total	$39,863	$(1,115,041)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all

34

Notes to Consolidated Financial Statements (unaudited) – continued

transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2018:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(56,144)
Swaps, at value	61,735	(1,181,351)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$61,735	$(1,237,495)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	—	(56,144)
Total Gross Amount of Derivative Assets and Liabilites Subject to a Master Netting Agreement or Similar Arrangement	$61,735	$(1,181,351)

(a)	The amount presented here represents the fund’s current day variation net margin for futures contracts. This amount, which is recognized within the fund’s Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Consolidated Portfolio of Investments.

35

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2018:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$10,359	$(10,359)	$—	$—	$—
Merrill Lynch International	43,578	(43,578)	—	—	—
Morgan Stanley Capital Services, Inc.	7,798	—	—	—	7,798
Total	$61,735	$(53,937)	$—	$—	$7,798

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2018:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(17,292)	$—	$17,292	$—	$—
Goldman Sachs International	(369,321)	10,359	358,962	—	—
JPMorgan Chase Bank N.A.	(463,987)	—	463,987	—	—
Merrill Lynch International	(330,751)	43,578	287,173	—	—
Total	$(1,181,351)	$53,937	$1,127,414	$—	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

36

Notes to Consolidated Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Consolidated Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The value of uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

37

Notes to Consolidated Financial Statements (unaudited) – continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.

38

Notes to Consolidated Financial Statements (unaudited) – continued

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Consolidated Portfolio of Investments. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the nondefaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.

39

Notes to Consolidated Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the Consolidated Financial Statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/17
Ordinary income (including any short-term capital gains)	$3,450,522

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18
Cost of investments	$611,692,714
Gross appreciation	151,587
Gross depreciation	(3,730,962)
Net unrealized appreciation (depreciation)	$(3,579,375)

As of 10/31/17
Undistributed ordinary income	16,927,203
Capital loss carryforwards	(85,085,322)
Other temporary differences	92,784,306
Net unrealized appreciation (depreciation)	(93,219,434)

40

Notes to Consolidated Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(61,394,138)
Long-Term	(23,691,184)
Total	$(85,085,322)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/18	Year ended 10/31/17
Class A	$1,416	$181
Class I	1,543	299
Class R6	18,497,786	3,450,042
Total	$18,500,745	$3,450,522

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates, based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2018, this management fee reduction amounted to $26,163, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended April 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

41

Notes to Consolidated Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$62

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2018 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2018.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2018, these out-of-pocket expenses amounted to $116. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees

42

Notes to Consolidated Financial Statements (unaudited) – continued

solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2018, the fee paid by the fund under this agreement was $495 and included in “Miscellaneous” expense in the Consolidated Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At April 30, 2018, MFS held 100% of the outstanding shares of Class A and Class I.

(4) Portfolio Securities

For the six months ended April 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$127,495,594	$93,533,463
Non-U.S. Government securities	$77,583,156	$85,033,523

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class R6	9,991,302	$58,838,488	9,947,715	$57,535,002

Shares issued to shareholders in reinvestment of distributions
Class A	249	$1,416	30	$181
Class I	272	1,543	50	299
Class R6	3,250,929	18,497,786	580,815	3,450,042
	3,251,450	$18,500,745	580,895	$3,450,522

Shares reacquired
Class R6	(9,845,244)	$(58,558,259)	(7,444,690)	$(44,270,736)

Net change
Class A	249	$1,416	30	$181
Class I	272	1,543	50	299
Class R6	3,396,987	18,778,015	3,083,840	16,714,308
	3,397,508	$18,780,974	3,083,920	$16,714,788

Class B, Class C, Class R1, Class R2, Class R3, Class R4, and Class T shares had not commenced operations during the period. Please see the fund’s prospectus for details.

43

Notes to Consolidated Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 32%, 28%, 14%, 10%, 3%, 3%, 2%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2018, the fund’s commitment fee and interest expense were $1,908 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		80,553,666	215,375,520	(200,763,887)	95,165,299

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,494)	$(229)	$—	$557,599	$95,155,783

44

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

45

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

Semiannual Report

April 30, 2018

MFS® Global Alternative

Strategy Fund

DTR-SEM

MFS® Global Alternative Strategy Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months,

against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains robust, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from a weaker U.S. dollar.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade friction could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 18, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

				Derivative Overlay Positions (b)
		Active Security Selection (a)		Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	18.2%		2.2%	(10.7)%	9.7%
	Emerging Markets	0.3%		0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.2%		0.0%	0.0%	0.2%
	North America ex-U.S.	0.0%	(o)	0.0%	0.0%	0.0%	(o)
	United Kingdom	0.1%		0.0%	(1.5)%	(1.4)%
	Europe ex-U.K.	0.4%		0.0%	(13.9)%	(13.5)%
Equity	U.S. Small/Mid Cap	17.8%		1.4%	(10.8)%	8.4%
	Emerging Markets	2.2%		9.2%	(4.5)%	6.9%
	Japan	3.2%		0.3%	0.0%	3.5%
	United Kingdom	3.5%		0.0%	(1.7)%	1.8%
	North America ex-U.S.	0.9%		0.0%	(0.7)%	0.2%
	Developed - Middle East/Africa	0.2%		0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.9%		0.0%	(2.1)%	(1.2)%
	Europe ex-U.K.	9.2%		1.5%	(16.3)%	(5.6)%
	U.S. Large Cap	27.5%		5.5%	(39.9)%	(6.9)%
Cash	Cash & Cash Equivalent (d)					14.7%
	Other (e)					82.7%

Top ten holdings (c)
MSCI Emerging Markets Index Future - JUN 2018	6.1%
Russell 1000 Value Index Future - JUN 2018	5.2%
MSCI Taiwan Index Future - JUN 2018	(4.5)%
S&P MidCap 400 Index Future - JUN 2018	(4.9)%
Russell 2000 Index Future - JUN 2018	(5.9)%
Markit iTraxx Europe Index - 1.00% JUN 2023	(6.4)%
German Euro Bund Future - JUN 2018	(7.5)%
Markit CDX North America Investment Grade Index - 1.00% JUN 2023	(10.7)%
OMX Stockholm 30 Index Future - JUN 2018	(11.5)%
S&P 500 Index Future - JUN 2018	(39.9)%

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of April 30, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2017 through April 30, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/17	Ending Account Value 4/30/18	Expenses Paid During Period (p) 11/01/17-4/30/18
A	Actual	1.42%	$1,000.00	$989.43	$7.00
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
B	Actual	2.17%	$1,000.00	$985.81	$10.68
	Hypothetical (h)	2.17%	$1,000.00	$1,014.03	$10.84
C	Actual	2.17%	$1,000.00	$986.71	$10.69
	Hypothetical (h)	2.17%	$1,000.00	$1,014.03	$10.84
I	Actual	1.17%	$1,000.00	$991.02	$5.78
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
R1	Actual	2.17%	$1,000.00	$985.57	$10.68
	Hypothetical (h)	2.17%	$1,000.00	$1,014.03	$10.84
R2	Actual	1.67%	$1,000.00	$988.73	$8.23
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35
R3	Actual	1.42%	$1,000.00	$990.11	$7.01
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
R4	Actual	1.17%	$1,000.00	$991.60	$5.78
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
R6	Actual	1.10%	$1,000.00	$991.63	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense ratios include 0.02% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.32%, $6.51, and $6.61 for Class A, 2.07%, $10.19, and $10.34 for Class B, 2.07%, $10.20, and $10.34 for Class C, 1.07%, $5.28, and $5.36 for Class I, 2.07%, $10.19, and $10.34 for Class R1, 1.57%, $7.74, and $7.85 for Class R2, 1.32%, $6.51, and $6.61 for Class R3, 1.07%, $5.28, and $5.36 for Class R4, and 1.00%, $4.94, and $5.01 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 65.3%
Issuer	Shares/Par	Value ($)
Aerospace - 1.4%
Boeing Co.	3,104	$1,035,375
CACI International, Inc., “A” (a)	1,178	177,937
Curtiss-Wright Corp.	680	87,067
FLIR Systems, Inc.	1,520	81,396
Harris Corp.	2,232	349,129
Honeywell International, Inc.	445	64,383
L3 Technologies, Inc.	532	104,208
Leidos Holdings, Inc.	952	61,147
Lockheed Martin Corp.	1,222	392,066
ManTech International Corp., “A”	8,935	527,969
Northrop Grumman Corp.	144	46,374
Rolls-Royce Holdings PLC	29,608	340,674
Saab AB, “B”	2,809	115,327
United Technologies Corp.	377	45,297

		$3,428,349
Airlines - 0.3%
Aena S.A.	252	$51,942
Alaska Air Group, Inc.	564	36,621
Delta Air Lines, Inc.	9,562	499,328
Malaysia Airports Holdings Berhad	18,200	41,795

		$629,686
Alcoholic Beverages - 1.5%
AmBev S.A., ADR	7,049	$46,664
China Resources Beer Holdings Co. Ltd.	58,000	249,620
Constellation Brands, Inc., “A”	2,900	676,077
Diageo PLC	9,610	341,826
Heineken N.V.	5,114	537,772
Molson Coors Brewing Co.	6,472	461,065
Pernod Ricard S.A.	7,635	1,266,362

		$3,579,386
Apparel Manufacturers - 0.7%
Compagnie Financiere Richemont S.A.	2,447	$232,385
Hanesbrands, Inc.	4,043	74,674
LVMH Moet Hennessy Louis Vuitton SE	3,280	1,141,696
NIKE, Inc., “B”	1,073	73,382
PVH Corp.	466	74,406

		$1,596,543

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - 0.6%
Adient PLC	917	$56,203
General Motors Co.	6,137	225,473
Goodyear Tire & Rubber Co.	1,560	39,172
Harley-Davidson, Inc.	1,140	46,888
Hella KGaA Hueck & Co.	553	34,114
Kar Auction Services, Inc.	1,889	98,209
Koito Manufacturing Co. Ltd.	1,600	107,574
Melrose Industries PLC	28,172	88,119
NGK Spark Plug Co. Ltd	4,200	108,342
Stanley Electric Co. Ltd.	3,000	108,809
Tofas Turk Otomobil Fabriikasi A.S.	9,135	56,182
USS Co. Ltd.	13,000	273,628
WABCO Holdings, Inc. (a)	1,743	224,832

		$1,467,545
Biotechnology - 0.7%
Aimmune Therapeutics, Inc. (a)	865	$26,850
Alder Biopharmaceuticals, Inc.	2,583	36,679
Amgen, Inc.	1,310	228,569
Amicus Therapeutics, Inc. (a)	2,975	42,096
Bio-Techne Corp.	530	79,982
Biogen, Inc. (a)	2,633	720,389
Celgene Corp. (a)	855	74,471
Exact Sciences Corp. (a)	640	32,006
Gilead Sciences, Inc.	1,219	88,048
Immunomedics, Inc. (a)	2,123	38,660
Incyte Corp. (a)	240	14,866
MiMedx Group, Inc. (a)	2,121	17,413
Morphosys AG, ADR (a)	1,113	29,138
Neurocrine Biosciences, Inc. (a)	468	37,945
Regeneron Pharmaceuticals, Inc. (a)	331	100,518
Spark Therapeutics, Inc. (a)	478	36,481
Tesaro, Inc. (a)	296	15,069
Vertex Pharmaceuticals, Inc. (a)	1,087	166,485

		$1,785,665
Broadcasting - 0.6%
Interpublic Group of Companies, Inc.	2,929	$69,095
Netflix, Inc. (a)	3,141	981,437
WPP Group PLC	22,418	383,936

		$1,434,468
Brokerage & Asset Managers - 1.5%
Apollo Global Management LLC	20,795	$599,728
BlackRock, Inc.	748	390,082

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - continued
Blackstone Group LP	1,220	$37,759
Computershare Ltd.	13,892	176,747
Daiwa Securities Group, Inc.	19,000	116,796
E*TRADE Financial Corp. (a)	2,767	167,902
Hamilton Lane, Inc., “A”	964	40,343
IG Group Holdings PLC	13,194	150,357
Intercontinental Exchange, Inc.	3,999	289,768
Invesco Ltd.	2,793	80,913
NASDAQ, Inc.	11,254	993,953
Raymond James Financial, Inc.	910	81,673
Schroders PLC	3,291	149,219
TD Ameritrade Holding Corp.	2,041	118,562
TMX Group Ltd.	3,643	219,723
WisdomTree Investments, Inc.	6,240	65,957

		$3,679,482
Business Services - 3.6%
Accenture PLC, “A” (s)	13,368	$2,021,242
Amdocs Ltd.	1,224	82,314
Ashtead Group PLC	6,762	188,005
Brenntag AG	590	33,763
Bunzl PLC	5,573	161,356
Cerved Information Solutions S.p.A.	2,201	26,673
Cognizant Technology Solutions Corp., “A”	2,178	178,204
Compass Group PLC	20,046	430,518
CoStar Group, Inc. (a)	88	32,266
DocuSign, Inc. (a)	585	22,599
Doshisha Co. Ltd.	5,200	120,833
DXC Technology Co.	14,897	1,535,285
Equifax, Inc.	2,382	266,903
Fidelity National Information Services, Inc.	1,440	136,757
First Data Corp. (a)	3,562	64,472
Fiserv, Inc. (a)	8,438	597,917
FleetCor Technologies, Inc. (a)	884	183,236
Forrester Research, Inc.	884	35,183
Global Payments, Inc.	5,578	630,593
Intertek Group PLC	2,952	198,147
Meitec Corp.	2,600	142,495
Nomura Research Institute Ltd.	4,500	232,574
PRA Group, Inc. (a)	1,085	38,626
SGS S.A.	109	264,387
TransUnion (a)	2,467	160,133
Travelport Worldwide Ltd.	7,540	129,236
Verisk Analytics, Inc., “A” (a)	2,224	236,745
WNS (Holdings) Ltd., ADR (a)	1,873	91,646

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Worldpay, Inc. (a)	3,472	$281,996
Yext, Inc. (a)	6,832	91,139
Zendesk, Inc. (a)	1,815	88,481

		$8,703,724
Cable TV - 0.7%
Altice USA, Inc. (a)	2,319	$41,510
Charter Communications, Inc., “A” (a)	678	183,935
Comcast Corp., “A”	43,928	1,378,900

		$1,604,345
Chemicals - 1.2%
3M Co.	1,412	$274,479
Celanese Corp.	896	97,368
CF Industries Holdings, Inc.	11,432	443,562
DowDuPont, Inc.	892	56,410
Eastman Chemical Co.	893	91,157
Givaudan S.A.	213	474,837
Ingevity Corp. (a)	1,716	131,840
LyondellBasell Industries N.V., “A”	4,750	502,218
Orica Ltd.	9,226	137,690
PPG Industries, Inc.	5,315	562,752

		$2,772,313
Computer Software - 2.8%
8x8, Inc. (a)	5,444	$110,241
Adobe Systems, Inc. (a)	5,642	1,250,267
ANSYS, Inc. (a)	2,141	346,114
Cadence Design Systems, Inc. (a)	18,246	730,935
Check Point Software Technologies Ltd. (a)	1,104	106,547
Dassault Systemes S.A.	3,027	390,913
Everbridge, Inc. (a)	1,224	45,716
Microsoft Corp.	10,137	948,012
OBIC Co. Ltd.	8,100	677,157
Okta, Inc. (a)	760	32,536
Oracle Corp.	8,798	401,805
Paylocity Holding Corp. (a)	1,505	82,218
PTC, Inc. (a)	1,850	152,348
RingCentral, Inc. (a)	922	61,820
Sabre Corp.	4,209	86,874
Salesforce.com, Inc. (a)	3,488	422,013
SAP SE	6,857	764,270
SendGrid, Inc. (a)	1,271	36,681
Twilio, Inc., “A” (a)	1,859	78,468

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Ultimate Software Group, Inc. (a)	275	$65,978

		$6,790,913
Computer Software - Systems - 2.6%
Amadeus IT Group S.A.	20,767	$1,513,407
Apple, Inc.	3,206	529,824
Autodesk, Inc.	1,860	234,174
Box, Inc. (a)	3,912	89,428
Constellation Software, Inc.	42	30,017
EMIS Group PLC	7,558	88,651
EPAM Systems, Inc. (a)	666	76,157
Five9, Inc. (a)	1,924	56,508
ForeScout Tech, Inc. (a)	1,715	54,863
Hewlett Packard Enterprise	18,804	320,608
Hitachi Ltd.	7,000	51,151
International Business Machines Corp.	3,316	480,687
Kinaxis, Inc. (a)	482	31,155
Model N, Inc. (a)	2,421	41,520
NCR Corp.	1,684	51,817
NetApp, Inc.	3,729	248,277
New Relic, Inc. (a)	751	52,487
NICE Systems Ltd., ADR (a)	2,368	225,363
Presidio, Inc. (a)	4,147	63,532
Proofpoint, Inc. (a)	476	56,139
Q2 Holdings, Inc. (a)	1,614	79,490
Rapid7, Inc. (a)	3,144	88,787
RealPage, Inc. (a)	891	47,669
SS&C Technologies Holdings, Inc.	5,821	289,013
Tech Data Corp. (a)	4,315	329,019
Venture Corp. Ltd.	11,000	172,051
Verint Systems, Inc. (a)	2,958	124,532
Western Digital Corp.	8,143	641,587
Xerox Corp. (a)	2,542	79,946

		$6,147,859
Conglomerates - 0.1%
Ansell Ltd.	5,192	$101,759
DCC PLC	1,899	182,666

		$284,425
Construction - 1.4%
Armstrong World Industries, Inc. (a)	907	$50,792
Bellway PLC	3,075	139,724
Forterra PLC	32,838	142,405

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Foundation Building Materials, Inc. (a)	4,063	$57,085
Geberit AG	298	127,199
GMS, Inc. (a)	3,443	107,284
Lennox International, Inc.	312	60,331
Owens Corning	9,671	633,354
Pool Corp.	1,527	211,963
Pulte Homes, Inc.	3,565	108,233
Sherwin-Williams Co.	1,937	712,157
Siteone Landscape Supply, Inc. (a)	2,952	202,212
Stanley Black & Decker, Inc.	708	100,246
Summit Materials, Inc., “A” (a)	2,581	72,629
Techtronic Industries Co. Ltd.	14,500	84,801
Toll Brothers, Inc.	1,944	81,959
Toto Ltd.	2,300	130,173
Trex Co., Inc. (a)	325	33,761
Vulcan Materials Co.	3,573	399,068

		$3,455,376
Consumer Products - 1.9%
Colgate-Palmolive Co.	9,745	$635,666
Coty, Inc., “A”	3,846	66,728
E.L.F. Beauty, Inc. (a)	2,529	45,952
Estee Lauder Cos., Inc., “A”	1,421	210,436
Kao Corp.	6,200	445,490
Kobayashi Pharmaceutical Co. Ltd.	16,800	1,414,363
L’Oréal S.A.	3,495	837,034
Newell Brands, Inc.	2,888	79,795
Reckitt Benckiser Group PLC	10,614	833,193
Sensient Technologies Corp.	1,008	67,183

		$4,635,840
Consumer Services - 0.8%
51job, Inc., ADR (a)	815	$67,270
Asante, Inc.	5,800	104,029
Booking Holdings, Inc. (a)(s)	397	864,666
Bright Horizons Family Solutions, Inc. (a)	5,790	549,355
Ctrip.com International Ltd., ADR (a)	701	28,671
Kroton Educacional S.A.	21,319	84,850
Localiza Rent a Car S.A., ADR	22,217	177,069
ServiceMaster Global Holdings, Inc. (a)	690	34,914

		$1,910,824
Containers - 0.3%
Berry Global Group, Inc. (a)	6,019	$331,045
Brambles Ltd.	13,454	99,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - continued
Fuji Seal International, Inc.	3,800	$140,625
Graphic Packaging Holding Co.	9,459	135,264
Sealed Air Corp.	1,207	52,927

		$759,574
Electrical Equipment - 2.0%
AMETEK, Inc.	5,983	$417,613
Amphenol Corp.	4,447	372,258
Azz, Inc.	1,409	62,771
CTS Corp.	1,993	59,690
HD Supply Holdings, Inc. (a)	5,190	200,905
Hubbell, Inc.	3,471	360,498
IMI PLC	12,967	194,377
Johnson Controls International PLC	11,113	376,397
Legrand S.A.	1,030	79,877
Littelfuse, Inc.	1,321	246,921
Mettler-Toledo International, Inc. (a)	1,083	606,404
MSC Industrial Direct Co., Inc., “A”	671	58,001
nLight, Inc. (a)	866	21,589
Rockwell Automation, Inc.	1,712	281,675
Schneider Electric S.A.	8,876	801,768
Sensata Technologies Holding PLC (a)	1,645	83,434
Spectris PLC	5,229	192,742
TE Connectivity Ltd.	984	90,282
TriMas Corp. (a)	2,663	72,167
WESCO International, Inc. (a)	1,603	95,459

		$4,674,828
Electronics - 2.3%
Analog Devices, Inc.	5,660	$494,401
Broadcom, Inc.	1,092	250,527
Brooks Automation, Inc.	2,640	65,683
Halma PLC	44,893	754,178
Inphi Corp. (a)	2,121	60,618
Integrated Device Technology, Inc. (a)	1,128	31,392
Intel Corp.	6,930	357,727
Keysight Technologies, Inc. (a)	1,395	72,094
M/A-COM Technology Solutions Holdings, Inc. (a)	1,191	19,794
Marvell Technology Group Ltd.	22,190	445,131
Maxim Integrated Products, Inc.	1,302	70,959
Mellanox Technologies Ltd. (a)	666	52,348
Mesa Laboratories, Inc.	242	40,731
Monolithic Power Systems, Inc.	2,293	268,510

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
NVIDIA Corp.	2,017	$453,623
OSI Systems, Inc. (a)	932	59,667
Plexus Corp. (a)	1,110	60,872
Samsung Electronics Co. Ltd.	14	34,692
Silicon Laboratories, Inc. (a)	1,039	96,523
Silicon Motion Technology Corp., ADR	3,200	144,672
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	12,654	95,923
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,512	1,057,836
Texas Instruments, Inc.	4,640	470,635

		$5,458,536
Energy - Independent - 1.4%
Anadarko Petroleum Corp.	3,313	$223,031
Andeavor	740	102,357
Cabot Oil & Gas Corp.	2,899	69,315
Cairn Energy PLC (a)	17,150	53,360
Caltex Australia Ltd.	2,406	56,001
Concho Resources, Inc. (a)	274	43,076
Energen Corp. (a)	2,425	158,692
EOG Resources, Inc.	1,272	150,312
EQT Corp.	1,393	69,915
Hess Corp.	1,342	76,481
Marathon Petroleum Corp.	7,840	587,294
Oil Search Ltd.	10,129	59,545
Parsley Energy, Inc., “A” (a)	2,265	68,018
PDC Energy, Inc. (a)	843	45,134
Phillips 66	7,952	885,137
Pioneer Natural Resources Co.	455	91,705
TORC Oil & Gas Ltd.	21,130	119,807
Valero Energy Corp.	4,802	532,686

		$3,391,866
Energy - Integrated - 0.3%
BP PLC	19,524	$144,250
BP PLC, ADR	1,154	51,457
Eni S.p.A.	4,764	92,969
Exxon Mobil Corp.	3,741	290,863
Galp Energia SGPS S.A. (a)	3,601	68,965

		$648,504
Engineering - Construction - 0.1%
KBR, Inc.	7,257	$121,119
Team, Inc. (a)	2,135	36,188

		$157,307

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Entertainment - 0.2%
IMAX Corp.	3,413	$79,182
Live Nation, Inc. (a)	1,551	61,218
Merlin Entertainments PLC	26,062	131,789
Parques Reunidos Servicios Centrales S.A.U.	2,162	35,560
Six Flags Entertainment Corp.	292	18,466
Time Warner, Inc.	310	29,388

		$355,603
Food & Beverages - 2.6%
Archer Daniels Midland Co.	16,466	$747,227
Britvic PLC	10,461	103,136
Cal-Maine Foods, Inc. (a)	1,643	80,014
Coca-Cola European Partners PLC	1,422	55,742
Danone S.A.	12,031	969,931
Flex Pharma, Inc. (a)	1,473	7,070
Greencore Group PLC	13,111	28,654
Hostess Brands, Inc. (a)	4,329	60,822
J.M. Smucker Co.	1,466	167,241
Marine Harvest A.S.A.	8,429	183,075
Mondelez International, Inc.	932	36,814
Monster Beverage Corp. (a)	2,185	120,175
Nestle S.A.	20,210	1,562,416
Nestle S.A., ADR	4,842	374,577
PepsiCo, Inc.	755	76,210
Pinnacle Foods, Inc.	1,853	111,921
S Foods, Inc.	3,000	126,067
Tate & Lyle PLC	9,636	76,082
TreeHouse Foods, Inc. (a)	1,996	76,846
Tyson Foods, Inc., “A”	17,534	1,229,133

		$6,193,153
Food & Drug Stores - 0.2%
Clicks Group Ltd.	2,835	$48,098
Kroger Co.	2,053	51,715
Sundrug Co. Ltd.	2,100	107,893
Tesco Corp.	74,979	243,504

		$451,210
Forest & Paper Products - 0.1%
Fibria Celulose S.A., ADR	6,691	$130,876

Furniture & Appliances - 0.0%
Whirlpool Corp.	472	$73,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.7%
Hilton Worldwide Holdings, Inc.	939	$74,031
Marriott International, Inc., “A”	4,578	625,721
MGM Mirage	3,170	99,601
Paddy Power Betfair PLC	3,180	313,260
Royal Caribbean Cruises Ltd.	4,142	448,123
Vail Resorts, Inc.	837	191,932

		$1,752,668
General Merchandise - 0.2%
B&M European Value Retail S.A.	16,144	$89,688
Dollar Tree, Inc. (a)	1,628	156,109
Dollarama, Inc.	1,104	127,085
Target Corp.	1,439	104,471

		$477,353
Health Maintenance Organizations - 0.5%
Cigna Corp.	203	$34,879
Humana, Inc.	2,100	617,778
UnitedHealth Group, Inc.	2,153	508,969
WellCare Health Plans, Inc. (a)	407	83,500

		$1,245,126
Insurance - 2.7%
AIA Group Ltd.	95,000	$848,176
Allstate Corp.	1,273	124,525
Aon PLC	4,445	633,279
Arthur J. Gallagher & Co.	1,063	74,399
Aspen Insurance Holdings Ltd.	1,109	47,077
Assurant, Inc.	746	69,244
Athene Holding Ltd. (a)	9,387	459,963
Beazley PLC	56,473	459,870
Brighthouse Financial, Inc. (a)	301	15,285
Chubb Ltd.	297	40,294
Everest Re Group Ltd.	516	120,058
Fairfax Financial Holdings Ltd.	638	353,214
Hanover Insurance Group, Inc.	1,124	129,091
Hartford Financial Services Group, Inc.	2,381	128,193
Hiscox Ltd.	6,894	140,875
Jardine Lloyd Thompson Group PLC	8,481	142,678
Lincoln National Corp.	727	51,355
MetLife, Inc.	8,595	409,724
Progressive Corp.	2,219	133,784
Prudential Financial, Inc.	6,868	730,206
Safety Insurance Group, Inc.	419	33,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Sony Financial Holdings, Inc.	6,600	$120,331
Swiss Re Ltd.	606	57,664
Third Point Reinsurance Ltd. (a)	2,515	33,450
Travelers Cos., Inc.	3,570	469,812
Unum Group	12,394	599,622
Zurich Insurance Group AG	304	96,973

		$6,522,662
Internet - 2.3%
Alibaba Group Holding Ltd., ADR (a)	4,645	$829,318
Alphabet, Inc., “A” (a)	1,020	1,038,952
Alphabet, Inc., “C” (a)	785	798,604
Facebook, Inc., “A” (a)	12,382	2,129,704
LogMeIn, Inc.	2,042	225,028
NAVER Corp.	458	305,526
Rightmove PLC	2,921	183,289
Scout24 AG	684	35,468

		$5,545,889
Leisure & Toys - 0.8%
Brunswick Corp.	2,231	$133,592
Electronic Arts, Inc. (a)	7,194	848,748
Take-Two Interactive Software, Inc. (a)	9,244	921,719

		$1,904,059
Machinery & Tools - 2.5%
Allison Transmission Holdings, Inc.	3,682	$143,561
Caterpillar, Inc.	4,206	607,178
Cummins, Inc.	2,158	344,978
Daikin Industries Ltd.	1,200	140,383
Eaton Corp. PLC	11,219	841,762
Gardner Denver Holdings, Inc. (a)	2,213	69,997
Gates Industrial Corp. PLC (a)	6,906	108,148
GEA Group AG	13,649	533,340
Herman Miller, Inc.	2,028	62,260
ITT, Inc.	2,694	131,710
Kubota Corp.	7,200	121,811
Lincoln Electric Holdings, Inc.	513	42,512
Nordson Corp.	1,166	149,948
Regal Beloit Corp.	9,465	673,908
Ritchie Bros. Auctioneers, Inc.	3,851	126,043
Ritchie Bros. Auctioneers, Inc.	11,739	383,635
Roper Technologies, Inc.	2,175	574,613
Schindler Holding AG	429	88,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Spirax-Sarco Engineering PLC	6,272	$496,817
SPX FLOW, Inc. (a)	1,038	46,710
United Rentals, Inc. (a)	1,772	265,800

		$5,953,599
Major Banks - 1.6%
Bank of America Corp.	23,333	$698,123
Barclays PLC	42,647	121,681
BNP Paribas	2,197	169,331
Comerica, Inc.	1,097	103,754
Credit Suisse Group AG, ADR	10,556	177,024
Erste Group Bank AG	2,196	107,284
Goldman Sachs Group, Inc.	568	135,371
Huntington Bancshares, Inc.	7,313	109,037
JPMorgan Chase & Co.	11,636	1,265,764
KeyCorp	6,022	119,958
Mitsubishi UFJ Financial Group, Inc.	23,400	156,942
Morgan Stanley	1,028	53,065
PNC Financial Services Group, Inc.	440	64,068
Svenska Handelsbanken AB	17,490	195,264
Wells Fargo & Co.	6,442	334,726

		$3,811,392
Medical & Health Technology & Services - 1.4%
AmerisourceBergen Corp.	572	$51,812
Capital Senior Living Corp. (a)	2,453	28,823
Charles River Laboratories International, Inc. (a)	559	58,242
Cotiviti Holdings, Inc. (a)	2,013	69,529
Express Scripts Holding Co. (a)	4,987	377,516
HCA Healthcare, Inc.	1,841	176,257
Henry Schein, Inc. (a)	1,490	113,240
HMS Holdings Corp. (a)	4,875	87,799
Hogy Medical Co. Ltd.	4,000	166,519
ICON PLC (a)	1,154	135,745
LifePoint Health, Inc. (a)	1,985	95,082
McKesson Corp.	8,005	1,250,461
Medidata Solutions, Inc. (a)	1,116	79,638
MEDNAX, Inc. (a)	616	28,281
Miraca Holdings, Inc.	2,600	100,947
OptiNose, Inc. (a)	2,757	59,000
Premier, Inc., “A” (a)	4,638	153,008
Quest Diagnostics, Inc.	646	65,375
Sonic Healthcare Ltd.	2,248	39,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
Syneos Health, Inc. (a)	1,873	$71,361
Teladoc, Inc. (a)	1,814	78,002
Universal Health Services, Inc.	594	67,835

		$3,354,370
Medical Equipment - 2.4%
Cooper Cos., Inc.	687	$157,124
Danaher Corp.	7,370	739,358
Dentsply Sirona, Inc.	785	39,517
DexCom, Inc. (a)	742	54,300
Edwards Lifesciences Corp.	1,119	142,516
Essilor International S.A.	3,528	480,135
iRhythm Technologies, Inc. (a)	709	41,228
Masimo Corp. (a)	859	77,078
Medtronic PLC	8,278	663,316
Merit Medical Systems, Inc. (a)	1,543	74,836
Nevro Corp. (a)	749	66,931
Nihon Kohden Corp.	2,800	80,063
NuVasive, Inc. (a)	1,094	58,212
PerkinElmer, Inc.	7,168	525,844
QIAGEN N.V. (a)	6,670	219,228
Quidel Corp. (a)	1,189	67,416
Steris PLC	4,747	448,686
Stryker Corp.	1,289	218,382
Tactile Systems Technology, Inc. (a)	1,068	37,177
Terumo Corp.	10,300	582,881
Thermo Fisher Scientific, Inc.	4,018	845,186
West Pharmaceutical Services, Inc.	720	63,511
Zimmer Biomet Holdings, Inc.	814	93,748

		$5,776,673
Metals & Mining - 0.1%
Rio Tinto PLC	2,309	$125,113

Natural Gas - Distribution - 0.2%
China Resources Gas Group Ltd.	14,000	$51,499
Italgas SpA	22,269	143,816
New Jersey Resources Corp.	1,744	72,114
NiSource, Inc.	2,053	50,073
Sempra Energy	828	92,570
South Jersey Industries, Inc.	3,330	102,897

		$512,969

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.3%
APA Group	8,397	$52,641
Boardwalk Pipeline Partners LP	7,156	81,364
Cheniere Energy, Inc. (a)	555	32,279
Enbridge, Inc.	1,738	52,643
Enterprise Products Partners LP	956	25,659
EQT Midstream Partners LP	5,283	297,222
Plains GP Holdings LP	3,357	81,307

		$623,115
Network & Telecom - 0.4%
Cisco Systems, Inc.	8,575	$379,787
Interxion Holding N.V. (a)	1,190	77,374
LM Ericsson Telephone Co., “B”	29,169	221,202
Motorola Solutions, Inc.	659	72,378
Switch, Inc.	4,870	69,398
VTech Holdings Ltd.	9,100	111,134

		$931,273
Oil Services - 0.4%
Forum Energy Technologies, Inc. (a)	4,488	$56,549
Frank’s International N.V.	15,408	107,702
Liberty Oilfield Services, Inc. (a)	6,174	123,110
NOW, Inc. (a)	7,933	96,227
Oil States International, Inc. (a)	1,370	49,252
Patterson-UTI Energy, Inc.	4,066	87,094
Schlumberger Ltd.	4,888	335,121

		$855,055
Other Banks & Diversified Financials - 4.1%
Aeon Financial Service Co. Ltd.	4,600	$107,973
AIB Group PLC	12,116	72,011
Air Lease Corp.	1,035	43,149
Bank of Hawaii Corp.	661	55,663
Bank of the Ozarks, Inc.	1,617	75,676
Berkshire Hills Bancorp, Inc.	2,093	79,429
Brookline Bancorp, Inc.	3,812	63,279
Cathay General Bancorp, Inc.	1,804	72,178
Chiba Bank Ltd.	23,700	190,982
Citigroup, Inc. (s)	18,455	1,259,923
Citizens Financial Group, Inc.	2,101	87,170
Credicorp Ltd.	1,372	318,976
Discover Financial Services	12,483	889,414
DNB A.S.A.	2,567	47,882
East West Bancorp, Inc.	7,511	500,383

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Element Fleet Management Corp.	12,050	$45,518
Fifth Third Bancorp	3,264	108,267
First Hawaiian, Inc.	3,209	88,408
First Interstate BancSystem, Inc.	1,959	79,340
First Republic Bank	1,037	96,306
Glacier Bancorp, Inc.	1,547	57,285
Grupo Financiero Banorte S.A. de C.V.	52,314	327,332
Hanmi Financial Corp.	2,133	58,871
HDFC Bank Ltd.	2,518	75,854
HDFC Bank Ltd., ADR	4,562	437,085
Intesa Sanpaolo S.p.A	34,615	131,599
Julius Baer Group Ltd.	6,441	382,380
Jyske Bank	2,735	164,160
KBC Group N.V.	1,357	118,248
Lakeland Financial Corp.	1,602	76,127
M&T Bank Corp.	450	82,022
Mastercard, Inc., “A”	955	170,248
Northern Trust Corp.	1,131	120,734
Pinnacle Financial Partners, Inc.	1,024	65,587
Preferred Bank	567	36,141
Prosperity Bancshares, Inc.	1,358	97,464
Public Bank Berhad	17,500	105,231
Sandy Spring Bancorp, Inc.	1,707	67,648
Santander Consumer USA Holdings, Inc.	1,687	31,125
SunTrust Banks, Inc.	1,638	109,418
Synchrony Financial	24,422	810,078
TCF Financial Corp.	3,370	83,677
Textainer Group Holdings Ltd. (a)	2,319	39,887
U.S. Bancorp	10,936	551,721
UMB Financial Corp.	1,366	104,608
Visa, Inc., “A”	7,979	1,012,376
Wintrust Financial Corp.	3,003	268,618

		$9,867,451
Pharmaceuticals - 2.6%
Aratana Therapeutics, Inc. (a)	5,276	$27,171
Bayer AG	7,302	874,120
Bristol-Myers Squibb Co.	7,681	400,411
Collegium Pharmaceutical, Inc. (a)	1,609	38,053
Eli Lilly & Co.	11,121	901,579
Genomma Lab Internacional S.A., “B” (a)	117,402	114,188
Johnson & Johnson	9,490	1,200,390
Merck & Co., Inc.	6,025	354,692

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Mylan N.V. (a)	1,599	$61,977
Novartis AG	4,827	371,274
Novo Nordisk A.S., “B”	3,060	143,670
PetIQ, Inc. (a)	1,720	38,442
Pfizer, Inc.	14,662	536,776
Roche Holding AG	3,154	699,752
Santen Pharmaceutical Co. Ltd.	18,200	306,094
Zoetis, Inc.	501	41,823

		$6,110,412
Pollution Control - 0.1%
Advanced Disposal Services, Inc. (a)	2,241	$49,392
Clean Harbors, Inc. (a)	3,466	158,743
Evoqua Water Technologies LLC (a)	2,904	59,329

		$267,464
Precious Metals & Minerals - 0.0%
Agnico Eagle Mines Ltd.	1,976	$83,170

Printing & Publishing - 0.3%
Moody’s Corp.	3,302	$535,584
Multi-Color Corp.	738	47,933
RELX N.V.	5,656	119,950

		$703,467
Railroad & Shipping - 0.5%
Canadian National Railway Co.	6,681	$516,308
Canadian Pacific Railway Ltd.	157	28,643
Kansas City Southern Co.	839	89,463
StealthGas, Inc. (a)	6,548	27,567
Union Pacific Corp.	3,361	449,130

		$1,111,111
Real Estate - 2.4%
Annaly Capital Management, Inc., REIT	2,922	$30,301
Ascendas Real Estate Investment Trust, REIT	62,700	125,775
Big Yellow Group PLC, REIT	3,024	38,363
Brixmor Property Group Inc., REIT	34,205	509,312
Concentradora Fibra Danhos S.A. de C.V., REIT	69,118	122,920
Corporate Office Properties Trust, REIT	1,930	53,094
CubeSmart, REIT	14,666	431,767
Deutsche Wohnen SE	7,906	373,341
EPR Properties, REIT	988	54,360
Extra Space Storage, Inc., REIT	10,420	933,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Grand City Properties S.A.	4,197	$101,275
Host Hotels & Resorts, Inc., REIT	22,536	440,804
LEG Immobilien AG	1,283	147,529
Life Storage, Inc., REIT	2,646	234,012
Medical Properties Trust, Inc., REIT	13,438	171,738
Mid-America Apartment Communities, Inc., REIT	741	67,772
Public Storage, Inc., REIT	142	28,653
Realogy Holdings Corp.	1,237	30,690
Select Income REIT	4,901	92,923
STAG Industrial, Inc., REIT	7,003	172,064
Store Capital Corp., REIT	33,735	851,134
Sun Communities, Inc., REIT	667	62,598
TAG Immobilien AG	29,904	631,600
W.P. Carey, Inc., REIT	320	20,432
Washington Prime Group, Inc., REIT	4,337	28,060
Weyerhaeuser Co., REIT	1,138	41,856

		$5,795,901
Restaurants - 0.4%
Alsea S.A.B. de C.V.	42,547	$158,248
Aramark	5,168	193,232
Dave & Buster’s, Inc. (a)	3,498	148,630
Performance Food Group Co. (a)	3,702	120,130
Sodexo	1,575	155,645
Starbucks Corp.	957	55,094
U.S. Foods Holding Corp. (a)	4,312	147,384
Yum China Holdings, Inc.	1,197	51,184
Zoe’s Kitchen, Inc. (a)	2,647	39,043

		$1,068,590
Special Products & Services - 0.0%
Boyd Group Income Fund, EU	773	$65,473

Specialty Chemicals - 1.1%
Akzo Nobel N.V.	1,643	$147,901
Axalta Coating Systems Ltd. (a)	3,465	107,069
Croda International PLC	1,958	119,625
Elementis PLC	24,169	93,988
Ferro Corp. (a)	5,387	118,568
Ferroglobe PLC (a)	5,459	61,687
Kansai Paint Co. Ltd.	4,500	101,175
Linde AG	3,263	725,230
Nitto Denko Corp.	800	59,424

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Orion Engineered Carbons S.A.	1,479	$39,637
RPM International, Inc.	4,689	226,479
Sika AG	69	500,066
Symrise AG	1,105	89,249
Univar, Inc. (a)	7,550	208,078

		$2,598,176
Specialty Stores - 1.8%
Amazon.com, Inc.	992	$1,553,601
Best Buy Co., Inc.	8,018	613,618
Costco Wholesale Corp.	228	44,952
Dufry AG (a)	319	45,127
Express, Inc.	2,047	16,048
Just Eat PLC (a)	11,532	122,849
L Brands, Inc.	1,399	48,839
Michaels Co., Inc. (a)	6,076	113,135
Nitori Co. Ltd.	1,400	235,596
O’Reilly Automotive, Inc. (a)	361	92,441
Ross Stores, Inc.	4,815	389,293
Ryohin Keikaku Co. Ltd.	400	136,715
Super Retail Group Ltd.	21,631	117,221
TJX Cos., Inc.	533	45,225
Tractor Supply Co.	1,338	90,984
Tuesday Morning Corp. (a)	3,423	12,152
Urban Outfitters, Inc. (a)	16,430	661,636
Zumiez, Inc. (a)	2,550	59,670

		$4,399,102
Telecommunications - Wireless - 0.6%
Advanced Info Service PLC	9,300	$61,293
American Tower Corp., REIT	3,078	419,716
Cellnex Telecom S.A.U.	2,813	75,143
KDDI Corp.	15,200	408,364
SBA Communications Corp., REIT (a)	2,917	467,391
SoftBank Group Corp.	1,300	100,783

		$1,532,690
Telephone Services - 0.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	54,457	$68,603
Com Hem Holding AB	2,375	41,280
Verizon Communications, Inc.	566	27,932

		$137,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 0.6%
British American Tobacco PLC	7,210	$396,206
Japan Tobacco, Inc.	3,700	99,388
Philip Morris International, Inc.	8,296	680,272
Swedish Match AB	3,058	136,679

		$1,312,545
Trucking - 0.1%
DSV A.S.	2,173	$172,003
Schneider National, Inc.	1,057	28,201
Yamato Holdings Co. Ltd.	2,200	56,701

		$256,905
Utilities - Electric Power - 2.1%
AES Corp.	14,944	$182,915
American Electric Power Co., Inc.	382	26,732
Avangrid, Inc.	8,484	447,192
Black Hills Corp.	2,121	120,218
CLP Holdings Ltd.	6,000	62,118
CMS Energy Corp.	2,315	109,245
DTE Energy Co.	794	83,688
Duke Energy Corp.	5,969	478,475
E.ON AG	5,173	56,570
El Paso Electric Co.	1,408	71,878
Eversource Energy	1,277	76,939
Exelon Corp.	22,644	898,514
FirstEnergy Corp.	1,504	51,738
Iberdrola S.A.	10,768	83,010
NextEra Energy, Inc.	200	32,782
NRG Energy, Inc.	24,632	763,592
PG&E Corp.	1,830	84,363
Pinnacle West Capital Corp.	918	73,899
Portland General Electric Co.	2,675	113,634
PPL Corp.	21,221	617,531
Public Service Enterprise Group, Inc.	1,841	96,008
Southern Co.	8,060	371,727
WEC Energy Group, Inc.	957	61,516
Xcel Energy, Inc.	351	16,441

		$4,980,725
Total Common Stocks (Identified Cost, $138,698,705)		$155,883,649

Bonds - 19.0%
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$160,000	$151,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Apparel Manufacturers - 0.2%
Coach, Inc., 4.125%, 7/15/2027	$412,000	$397,952

Automotive - 0.8%
Daimler Finance North America LLC, 3.35%, 5/04/2021 (z)	$434,000	$433,497
General Motors Co., 4.875%, 10/02/2023	1,000,000	1,030,375
General Motors Co., 5.15%, 4/01/2038	166,000	159,457
Lear Corp., 3.8%, 9/15/2027	281,000	267,553

		$1,890,882
Brokerage & Asset Managers - 0.8%
Charles Schwab Corp., 3.2%, 1/25/2028	$564,000	$534,044
E*TRADE Financial Corp., 2.95%, 8/24/2022	236,000	228,685
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	336,714
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	777,000	778,179

		$1,877,622
Building - 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$425,900
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	194,000	181,975
Masco Corp., 4.375%, 4/01/2026	302,000	303,888

		$911,763
Business Services - 0.3%
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	$369,000	$365,873
Fidelity National Information Services, Inc., 5%, 10/15/2025	263,000	277,695

		$643,568
Cable TV - 0.8%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$885,000	$965,537
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	219,000	205,892
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	90,000	84,689
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	400,000	397,128
Time Warner Cable, Inc., 4.5%, 9/15/2042	368,000	311,903

		$1,965,149
Chemicals - 0.3%
Dow Chemical Co., 8.55%, 5/15/2019	$325,000	$344,154
LyondellBasell Industries N.V., 5%, 4/15/2019	294,000	298,245
Sherwin-Williams Co., 2.25%, 5/15/2020	201,000	197,540

		$839,939
Computer Software - 0.3%
Microsoft Corp., 4.25%, 2/06/2047	$600,000	$629,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.5%
Apple, Inc., 3.35%, 2/09/2027	$600,000	$587,188
Apple, Inc., 4.25%, 2/09/2047	600,000	609,857

		$1,197,045
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$298,762

Consumer Services - 0.9%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$200,000	$188,368
Priceline Group, Inc., 3.65%, 3/15/2025	319,000	312,400
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	519,583
Visa, Inc., 2.75%, 9/15/2027	500,000	466,929
Visa, Inc., 4.15%, 12/14/2035	527,000	548,444

		$2,035,724
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$312,000	$294,315

Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$325,000	$329,359

Food & Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	$923,000	$950,728
Kraft Heinz Foods Co., 5%, 7/15/2035	157,000	159,140
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	600,000	600,568
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	700,000	703,886

		$2,414,322
Gaming & Lodging - 0.2%
Marriott International, Inc., 4%, 4/15/2028	$386,000	$377,814

Insurance - 0.1%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$318,031

Insurance - Health - 0.3%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$615,000	$657,349

Insurance - Property & Casualty - 0.6%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$573,082
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	281,000	287,378
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	690,664

		$1,551,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 3.8%
Bank of America Corp., 1.75%, 6/05/2018	$1,200,000	$1,199,484
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	397,000	390,792
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026	700,000	674,279
Bank of America Corp., 3.419% to 12/20/2027, FLR to 12/20/2028 (n)	1,030,000	967,232
JPMorgan Chase & Co., 4.25%, 10/15/2020	800,000	820,853
JPMorgan Chase & Co., 3.25%, 9/23/2022	1,650,000	1,633,395
JPMorgan Chase & Co., 3.125%, 1/23/2025	449,000	427,990
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR to 1/29/2049	500,000	541,875
Morgan Stanley, 2.2%, 12/07/2018	632,000	630,796
Morgan Stanley, 3.125%, 7/27/2026	686,000	638,727
Morgan Stanley, 3.95%, 4/23/2027	1,180,000	1,133,886

		$9,059,309
Medical & Health Technology & Services - 1.5%
Becton, Dickinson and Co., 3.125%, 11/08/2021	$201,000	$197,760
Becton, Dickinson and Co., 3.734%, 12/15/2024	73,000	71,188
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	487,607
CVS Health Corp., 5.05%, 3/25/2048	192,000	195,052
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	201,733
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	348,492
Life Technologies Corp., 6%, 3/01/2020	325,000	340,585
Life Technologies Corp., 5%, 1/15/2021	532,000	550,658
Northwell Healthcare, Inc., 3.979%, 11/01/2046	39,000	35,944
Northwell Healthcare, Inc., 4.26%, 11/01/2047	310,000	298,733
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	390,461
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	585,000	566,769

		$3,684,982
Metals & Mining - 0.4%
Barrick North America Finance LLC, 4.4%, 5/30/2021	$56,000	$57,858
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	331,000	329,775
Glencore Funding LLC, 4%, 4/16/2025 (n)	206,000	200,500
Southern Copper Corp., 5.25%, 11/08/2042	391,000	403,062

		$991,195
Midstream - 0.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$482,317
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	705,946
MPLX LP, 4.5%, 4/15/2038	182,000	176,009
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	326,494

		$1,690,766

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 0.3%
AT&T, Inc., 5.65%, 2/15/2047	$611,000	$645,974

Oils - 0.8%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$663,000	$665,559
Marathon Petroleum Corp., 4.75%, 9/15/2044	373,000	368,143
Valero Energy Corp., 4.9%, 3/15/2045	879,000	919,692

		$1,953,394
Other Banks & Diversified Financials - 0.3%
Capital One Financial Corp., 2.5%, 5/12/2020	$401,000	$394,894
Citizens Bank N.A., 2.55%, 5/13/2021	407,000	398,212

		$793,106
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$266,000	$256,721

Retailers - 0.1%
Dollar Tree, Inc., 4%, 5/15/2025	$193,000	$191,169

Specialty Chemicals - 0.4%
Ecolab, Inc., 2.25%, 1/12/2020	$700,000	$691,314
Ecolab, Inc., 4.35%, 12/08/2021	326,000	338,285

		$1,029,599
Telecommunications - Wireless - 1.2%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$320,583
American Tower Corp., REIT, 5%, 2/15/2024	400,000	418,990
American Tower Corp., REIT, 4%, 6/01/2025	464,000	458,032
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	616,809
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	350,915
SBA Tower Trust, 2.898%, 10/11/2044 (n)	618,000	618,103

		$2,783,432
Tobacco - 0.4%
Reynolds American, Inc., 8.125%, 6/23/2019	$266,000	$280,960
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	357,210
Reynolds American, Inc., 5.7%, 8/15/2035	257,000	283,678

		$921,848
Transportation - Services - 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$578,000	$737,709
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	80,000	77,246

		$814,955

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$411,000	$441,841

Utilities - Electric Power - 0.6%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$506,000	$523,261
Exelon Corp., 3.497%, 6/01/2022	346,000	340,538
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	305,225
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	208,444

		$1,377,468
Total Bonds (Identified Cost, $45,583,706)		$45,417,502

Preferred Stocks - 0.2%
Aerospace - 0.0%
Rolls Royce Group PLC (a)	2,102,168	$2,894

Consumer Products - 0.2%
Henkel AG & Co. KGaA	3,106	$395,335

Specialty Chemicals - 0.1%
Fuchs Petrolub SE	2,488	$133,680
Total Preferred Stocks (Identified Cost, $488,318)		$531,909

Investment Companies (h) - 8.0%
Money Market Funds - 8.0%
MFS Institutional Money Market Portfolio, 1.78% (v) (Identified Cost, $19,089,384)	19,090,896	$19,088,987

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT (Identified Cost, $9,363)	(114)	$(11,499)

Other Assets, Less Liabilities - 7.5%		17,943,299
Net Assets - 100.0%		$238,853,847

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $19,088,987 and $201,833,060, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,680,386, representing 2.8% of net assets.

Portfolio of Investments (unaudited) – continued

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Daimler Finance North America LLC, 3.35%, 5/04/2021	4/30/18	$433,497	$433,497
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	6,724,593	USD	5,170,000	Morgan Stanley Capital Services, Inc.	6/21/2018	$73,730
USD	8,758,437	NZD	11,970,000	Barclays Bank PLC	6/21/2018	337,343
USD	28,371,921	EUR	22,780,000	Goldman Sachs International	6/21/2018	754,701
USD	1,928,678	MXN	35,010,000	Goldman Sachs International	6/21/2018	71,692
USD	1,260,702	MYR	4,918,000	Goldman Sachs International	6/21/2018	9,239
USD	1,436,151	SEK	11,640,000	Goldman Sachs International	6/21/2018	101,573
USD	10,380,776	CLP	6,270,300,000	JPMorgan Chase Bank N.A.	6/21/2018	159,428
USD	2,535,883	HKD	19,825,000	JPMorgan Chase Bank N.A.	6/21/2018	6,877
USD	4,621,304	AUD	5,875,000	Morgan Stanley Capital Services, Inc.	6/21/2018	197,645
USD	20,473,104	CHF	19,205,000	Morgan Stanley Capital Services, Inc.	6/21/2018	1,006,571
USD	21,903,569	GBP	15,630,000	Morgan Stanley Capital Services, Inc.	6/21/2018	332,034
USD	16,241,876	KRW	17,244,000,000	Morgan Stanley Capital Services, Inc.	6/21/2018	72,850
USD	2,046,546	NOK	15,890,000	Morgan Stanley Capital Services, Inc.	6/21/2018	62,155
USD	5,170,000	NZD	7,090,166	Morgan Stanley Capital Services, Inc.	6/21/2018	181,951
USD	8,677,063	SGD	11,345,000	Morgan Stanley Capital Services, Inc.	6/21/2018	111,608

						$3,479,397

Liability Derivatives
AUD	1,895,000	USD	1,471,719	Morgan Stanley Capital Services, Inc.	6/21/2018	$(44,853)
CAD	1,760,000	USD	1,404,663	Morgan Stanley Capital Services, Inc.	6/21/2018	(32,243)
CHF	13,996,349	USD	14,435,000	Goldman Sachs International	6/21/2018	(248,049)
CHF	1,970,000	USD	2,046,783	Morgan Stanley Capital Services, Inc.	6/21/2018	(49,956)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
CNY	12,035,000	USD	1,907,290	Goldman Sachs International	6/21/2018	$(13,688)
EUR	1,155,000	USD	1,431,525	Goldman Sachs International	6/21/2018	(31,267)
EUR	1,220,000	USD	1,506,493	Morgan Stanley Capital Services, Inc.	6/21/2018	(27,432)
GBP	1,460,000	USD	2,091,958	Morgan Stanley Capital Services, Inc.	6/21/2018	(76,958)
INR	981,300,000	USD	14,938,347	Morgan Stanley Capital Services, Inc.	6/21/2018	(315,148)
JPY	913,400,000	USD	8,683,252	Goldman Sachs International	6/21/2018	(298,464)
MXN	208,280,000	USD	11,047,872	Goldman Sachs International	6/21/2018	(369)
MYR	32,453,000	USD	8,277,771	Goldman Sachs International	6/21/2018	(19,589)
NOK	106,480,000	USD	13,815,294	Morgan Stanley Capital Services, Inc.	6/21/2018	(517,751)
NZD	2,665,000	USD	1,954,764	Morgan Stanley Capital Services, Inc.	6/21/2018	(79,892)
USD	12,223,388	CAD	15,800,000	Barclays Bank PLC	6/21/2018	(97,199)
USD	12,676,942	CNY	80,600,000	Goldman Sachs International	6/21/2018	(4,762)

						$(1,857,620)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Topix Index	Long	JPY	5	$811,499	June - 2018	$27,988
Seng China Enterprises Index	Long	HKD	96	7,408,167	May - 2018	113,914
Euro STOXX 50 Index	Long	EUR	85	3,553,605	June - 2018	116,869
MSCI Taiwan Index	Short	USD	275	10,731,845	May - 2018	148,585
S&P MidCap 400 Index	Short	USD	62	11,607,020	June - 2018	309,551
Russell 2000 Index	Short	USD	184	14,202,960	June - 2018	311,438
S&P 500 Index	Short	USD	144	95,292,000	June - 2018	2,926,368

						$3,954,713

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
MSCI Emerging Markets Index	Long	USD	254	$14,632,940	June - 2018	$(821,182)
Russell 1000 Value Index	Long	USD	211	12,481,705	June - 2018	(344,964)
NASDAQ 100 Index	Long	USD	30	3,967,800	June - 2018	(232,418)
OMX Stockholm 30 Index	Short	SEK	1,542	27,513,685	May - 2018	(823,552)
CAC 40 Index	Short	EUR	91	5,995,663	May - 2018	(225,439)
FTSE 100 Index	Short	GBP	40	4,085,474	June - 2018	(153,685)
AEX 25 Index	Short	EUR	26	3,457,931	May - 2018	(56,066)
Hang Seng Index	Short	HKD	15	2,907,044	May - 2018	(24,572)
MSCI Singapore Index	Short	SGD	33	1,025,948	May - 2018	(24,295)
S&P/TSX 60 Index	Short	CAD	12	1,719,506	June - 2018	(17,266)
DAX Index	Short	EUR	5	1,896,199	June - 2018	(16,503)
ASX SPI 200 Index	Short	AUD	10	1,118,745	June - 2018	(594)

						$(2,740,536)

Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	43	$5,143,875	June - 2018	$(22,235)
German Euro Bund 10 yr	Short	EUR	94	18,019,276	June - 2018	(205,576)
Long Gilt 10 yr	Short	GBP	22	3,702,937	June - 2018	(49,994)

						$(277,805)

						$(3,018,341)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements

Maturity Date	Notional Amount		Counter- party	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swap Agreements
6/20/23	USD	25,000,000	centrally cleared	(1)	1.00%/ Quarterly	$(42,869)	$(448,339)	$(491,208)
6/20/23	EUR	12,300,000	centrally cleared	(2)	1.00%/ Quarterly	(43,133)	(318,502)	(361,635)

						$(86,002)	$(766,841)	$(852,843)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investments Grade Index.
(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit iTraxx Europe Index.

At April 30, 2018, the fund had cash collateral of $10,605,001 and other liquid securities with an aggregate value of $562,623 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $184,770,729)	$201,833,060
Investments in affiliated issuers, at value (identified cost, $19,089,384)	19,088,987
Foreign currency, at value (identified cost, $1,204,275)	1,181,135
Deposits with brokers for
Cleared swaps	375,916
Futures contracts	10,209,725
Securities sold short	19,360
Receivables for
Forward foreign currency exchange contracts	3,479,397
Daily variation margin on open futures contracts	4,202,438
Investments sold	124,595
Fund shares sold	856,920
Interest and dividends	786,378
Receivable from investment adviser	7,203
Other assets	992
Total assets	$242,166,106
Liabilities
Payable to custodian	$1,251
Payables for
Securities sold short, at value (proceeds received, $9,363)	11,499
Forward foreign currency exchange contracts	1,857,620
Daily variation margin on open cleared swap agreements	873
Investments purchased	528,393
Fund shares reacquired	523,270
Payable to affiliates
Shareholder servicing fee	212,800
Distribution and service fees	3,763
Payable for independent Trustees’ compensation	1,021
Deferred country tax expense payable	3,829
Accrued expenses and other liabilities	167,940
Total liabilities	$3,312,259
Net assets	$238,853,847
Net assets consist of
Paid-in capital	$288,639,535
Unrealized appreciation (depreciation) (net of $3,789 deferred country tax)	19,368,256
Accumulated net realized gain (loss)	(70,518,591)
Undistributed net investment income	1,364,647
Net assets	$238,853,847
Shares of beneficial interest outstanding	23,891,826

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$37,010,935	3,713,838	$9.97
Class B	5,390,452	552,457	9.76
Class C	18,268,667	1,867,540	9.78
Class I	167,650,475	16,706,278	10.04
Class R1	359,763	37,256	9.66
Class R2	1,589,935	161,956	9.82
Class R3	966,723	96,838	9.98
Class R4	131,823	13,101	10.06
Class R6	7,485,074	742,562	10.08

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.58 [100 / 94.25 x $9.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/18

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,591,063
Interest	1,018,107
Dividends from affiliated issuers	109,568
Foreign taxes withheld	(59,575)
Total investment income	$2,659,163
Expenses
Management fee	$1,219,924
Distribution and service fees	200,051
Shareholder servicing costs	112,955
Administrative services fee	25,136
Independent Trustees’ compensation	4,176
Custodian fee	123,858
Shareholder communications	19,734
Audit and tax fees	50,311
Legal fees	1,845
Dividend and interest expense on securities sold short	417
Miscellaneous	153,072
Total expenses	$1,911,479
Fees paid indirectly	(8,095)
Reduction of expenses by investment adviser and distributor	(123,959)
Net expenses	$1,779,425
Net investment income (loss)	$879,738
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,107 country tax)	$17,581,890
Affiliated issuers	(1,197)
Futures contracts	(17,117,242)
Swap agreements	(1,381,965)
Securities sold short	(4,170)
Forward foreign currency exchange contracts	(628,784)
Foreign currency	263,594
Net realized gain (loss)	$(1,287,874)
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $15 decrease in deferred country tax)	$(12,680,765)
Affiliated issuers	(397)
Futures contracts	9,531,947
Swap agreements	633,717
Securities sold short	4,491
Forward foreign currency exchange contracts	162,274
Translation of assets and liabilities in foreign currencies	(86,311)
Net unrealized gain (loss)	$(2,435,044)
Net realized and unrealized gain (loss)	$(3,722,918)
Change in net assets from operations	$(2,843,180)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/18 (unaudited)	Year ended 10/31/17
From operations
Net investment income (loss)	$879,738	$1,996,143
Net realized gain (loss)	(1,287,874)	3,296,853
Net unrealized gain (loss)	(2,435,044)	9,356,003
Change in net assets from operations	$(2,843,180)	$14,648,999
Distributions declared to shareholders
From net investment income	$(5,670,264)	$(11,650,148)
Change in net assets from fund share transactions	$(54,932,062)	$(258,644,780)
Total change in net assets	$(63,445,506)	$(255,645,929)
Net assets
At beginning of period	302,299,353	557,945,282
At end of period (including undistributed net investment income of $1,364,647 and $6,155,173, respectively)	$238,853,847	$302,299,353

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/18		Year ended
Class A			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$10.26		$10.00	$10.38	$10.65	$10.28	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.04	$0.06	$0.05	$0.05	$0.03
Net realized and unrealized gain (loss)	(0.14)		0.46	(0.35)	(0.23)	0.45	0.70
Total from investment operations	$(0.11)		$0.50	$(0.29)	$(0.18)	$0.50	$0.73
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.24)	$(0.09)	$(0.09)	$(0.13)	$(0.26)
Net asset value, end of period (x)	$9.97		$10.26	$10.00	$10.38	$10.65	$10.28
Total return (%) (r)(s)(t)(x)	(1.06	)(n)	5.18	(2.77)	(1.67)	4.93	7.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.63	1.47	1.40	1.47	1.64
Expenses after expense reductions (f)	1.42	(a)	1.51	1.46	1.39	1.40	1.39
Net investment income (loss)	0.54	(a)	0.39	0.57	0.49	0.45	0.30
Portfolio turnover	18	(n)	37	51	49	94	44
Net assets at end of period (000 omitted)	$37,011		$50,452	$125,642	$181,537	$128,066	$86,701
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.39	(a)	1.40	1.39	1.39	1.40	1.39

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class B			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$10.01		$9.76	$10.14	$10.41	$10.07	$9.62
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.03)	$(0.02)	$(0.03)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	(0.13)		0.44	(0.33)	(0.22)	0.44	0.69
Total from investment operations	$(0.14)		$0.41	$(0.35)	$(0.25)	$0.41	$0.65
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.16)	$(0.03)	$(0.02)	$(0.07)	$(0.20)
Net asset value, end of period (x)	$9.76		$10.01	$9.76	$10.14	$10.41	$10.07
Total return (%) (r)(s)(t)(x)	(1.42	)(n)	4.35	(3.50)	(2.42)	4.10	6.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.37	2.22	2.15	2.22	2.39
Expenses after expense reductions (f)	2.17	(a)	2.25	2.21	2.14	2.15	2.14
Net investment income (loss)	(0.19	)(a)	(0.29)	(0.18)	(0.24)	(0.30)	(0.39)
Portfolio turnover	18	(n)	37	51	49	94	44
Net assets at end of period (000 omitted)	$5,390		$6,354	$8,714	$9,654	$8,637	$7,418
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.15	(a)	2.15	2.14	2.14	2.15	2.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class C			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$10.00		$9.74	$10.13	$10.40	$10.06	$9.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.03)	$(0.02)	$(0.03)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	(0.13)		0.44	(0.34)	(0.22)	0.44	0.68
Total from investment operations	$(0.14)		$0.41	$(0.36)	$(0.25)	$0.41	$0.64
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.15)	$(0.03)	$(0.02)	$(0.07)	$(0.19)
Net asset value, end of period (x)	$9.78		$10.00	$9.74	$10.13	$10.40	$10.06
Total return (%) (r)(s)(t)(x)	(1.43	)(n)	4.35	(3.53)	(2.37)	4.12	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.38	2.22	2.15	2.22	2.39
Expenses after expense reductions (f)	2.17	(a)	2.26	2.21	2.14	2.15	2.14
Net investment income (loss)	(0.20	)(a)	(0.30)	(0.18)	(0.26)	(0.30)	(0.42)
Portfolio turnover	18	(n)	37	51	49	94	44
Net assets at end of period (000 omitted)	$18,269		$24,540	$43,754	$55,745	$41,318	$30,918
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.15	(a)	2.15	2.14	2.14	2.15	2.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class I			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$10.35		$10.10	$10.48	$10.75	$10.37	$9.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.07	$0.08	$0.07	$0.07	$0.05
Net realized and unrealized gain (loss)	(0.13)		0.46	(0.34)	(0.22)	0.46	0.71
Total from investment operations	$(0.09)		$0.53	$(0.26)	$(0.15)	$0.53	$0.76
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.28)	$(0.12)	$(0.12)	$(0.15)	$(0.28)
Net asset value, end of period (x)	$10.04		$10.35	$10.10	$10.48	$10.75	$10.37
Total return (%) (r)(s)(t)(x)	(0.90	)(n)	5.42	(2.52)	(1.44)	5.18	7.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.38	1.22	1.15	1.23	1.40
Expenses after expense reductions (f)	1.17	(a)	1.26	1.21	1.15	1.15	1.14
Net investment income (loss)	0.79	(a)	0.71	0.82	0.69	0.68	0.50
Portfolio turnover	18	(n)	37	51	49	94	44
Net assets at end of period (000 omitted)	$167,650		$211,360	$371,340	$538,464	$228,066	$124,997
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.15	(a)	1.15	1.14	1.15	1.15	1.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R1			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$9.93		$9.72	$10.10	$10.37	$10.02	$9.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.03)	$(0.02)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	(0.13)		0.44	(0.33)	(0.22)	0.44	0.67
Total from investment operations	$(0.14)		$0.41	$(0.35)	$(0.25)	$0.41	$0.64
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.20)	$(0.03)	$(0.02)	$(0.06)	$(0.18)
Net asset value, end of period (x)	$9.66		$9.93	$9.72	$10.10	$10.37	$10.02
Total return (%) (r)(s)(t)(x)	(1.44	)(n)	4.38	(3.52)	(2.42)	4.14	6.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.37	2.23	2.15	2.22	2.39
Expenses after expense reductions (f)	2.17	(a)	2.24	2.22	2.14	2.15	2.14
Net investment income (loss)	(0.16	)(a)	(0.26)	(0.21)	(0.29)	(0.29)	(0.36)
Portfolio turnover	18	(n)	37	51	49	94	44
Net assets at end of period (000 omitted)	$360		$363	$328	$239	$151	$122
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.14	(a)	2.15	2.15	2.14	2.15	2.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R2			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$10.11		$9.89	$10.26	$10.53	$10.18	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	$0.03	$0.03	$0.02	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.13)		0.44	(0.34)	(0.23)	0.45	0.69
Total from investment operations	$(0.11)		$0.46	$(0.31)	$(0.20)	$0.47	$0.69
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.24)	$(0.06)	$(0.07)	$(0.12)	$(0.24)
Net asset value, end of period (x)	$9.82		$10.11	$9.89	$10.26	$10.53	$10.18
Total return (%) (r)(s)(t)(x)	(1.13	)(n)	4.81	(2.99)	(1.88)	4.64	7.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.86	1.72	1.65	1.73	1.90
Expenses after expense reductions (f)	1.67	(a)	1.74	1.72	1.64	1.65	1.65
Net investment income (loss)	0.34	(a)	0.23	0.31	0.26	0.18	(0.05)
Portfolio turnover	18	(n)	37	51	49	94	44
Net assets at end of period (000 omitted)	$1,590		$1,560	$1,300	$1,139	$1,028	$627
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.64	(a)	1.65	1.65	1.64	1.65	1.65

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R3			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$10.29		$10.06	$10.39	$10.65	$10.28	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.05	$0.05	$0.05	$0.05	$0.04
Net realized and unrealized gain (loss)	(0.14)		0.45	(0.34)	(0.23)	0.45	0.69
Total from investment operations	$(0.11)		$0.50	$(0.29)	$(0.18)	$0.50	$0.73
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.27)	$(0.04)	$(0.08)	$(0.13)	$(0.26)
Net asset value, end of period (x)	$9.98		$10.29	$10.06	$10.39	$10.65	$10.28
Total return (%) (r)(s)(t)(x)	(1.09	)(n)	5.17	(2.83)	(1.72)	4.87	7.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.61	1.49	1.40	1.47	1.64
Expenses after expense reductions (f)	1.42	(a)	1.49	1.47	1.39	1.40	1.39
Net investment income (loss)	0.55	(a)	0.49	0.47	0.43	0.48	0.35
Portfolio turnover	18	(n)	37	51	49	94	44
Net assets at end of period (000 omitted)	$967		$1,009	$932	$707	$270	$355
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.39	(a)	1.40	1.40	1.39	1.40	1.39

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R4			10/31/17	10/31/16	10/31/15		10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$10.37		$10.13	$10.44	$10.76		$10.38	$9.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.07	$0.09	$0.09		$0.08	$0.07
Net realized and unrealized gain (loss)	(0.14)		0.46	(0.35)	(0.30	)(g)	0.45	0.70
Total from investment operations	$(0.10)		$0.53	$(0.26)	$(0.21)		$0.53	$0.77
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.29)	$(0.05)	$(0.11)		$(0.15)	$(0.28)
Net asset value, end of period (x)	$10.06		$10.37	$10.13	$10.44		$10.76	$10.38
Total return (%) (r)(s)(t)(x)	(0.94	)(n)	5.40	(2.50)	(1.94)		5.13	7.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.39	1.22	1.14		1.21	1.39
Expenses after expense reductions (f)	1.17	(a)	1.26	1.21	1.13		1.15	1.14
Net investment income (loss)	0.83	(a)	0.71	0.85	0.81		0.75	0.67
Portfolio turnover	18	(n)	37	51	49		94	44
Net assets at end of period (000 omitted)	$132		$128	$192	$161		$1,483	$1,359
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.14	(a)	1.15	1.14	1.13		1.15	1.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/18		Year ended
Class R6			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
	(unaudited)

Net asset value, beginning of period	$10.41		$10.16	$10.54	$10.81	$10.42	$9.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.09	$0.06	$0.08	$0.07
Net realized and unrealized gain (loss)	(0.15)		0.45	(0.35)	(0.21)	0.46	0.70
Total from investment operations	$(0.10)		$0.54	$(0.26)	$(0.15)	$0.54	$0.77
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.29)	$(0.12)	$(0.12)	$(0.15)	$(0.27)
Net asset value, end of period (x)	$10.08		$10.41	$10.16	$10.54	$10.81	$10.42
Total return (%) (r)(s)(t)(x)	(0.94	)(n)	5.57	(2.45)	(1.38)	5.29	7.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.24	1.12	1.08	1.14	1.32
Expenses after expense reductions (f)	1.10	(a)	1.12	1.11	1.07	1.07	1.07
Net investment income (loss)	0.90	(a)	0.84	0.92	0.61	0.79	0.70
Portfolio turnover	18	(n)	37	51	49	94	44
Net assets at end of period (000 omitted)	$7,485		$6,533	$5,743	$4,099	$140	$115
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.07	(a)	1.03	1.04	1.07	1.07	1.07

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have

Notes to Financial Statements (unaudited) – continued

been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) – continued

security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap

Notes to Financial Statements (unaudited) – continued

agreements. The following is a summary of the levels used as of April 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$108,080,626	$—	$—	$108,080,626
United Kingdom	2,759,567	5,622,440	—	8,382,007
Japan	2,227,596	5,453,477	—	7,681,073
France	—	6,292,691	—	6,292,691
Switzerland	551,601	4,902,946	—	5,454,547
Germany	1,816,772	3,360,478	—	5,177,250
Canada	2,182,435	—	—	2,182,435
Spain	35,560	1,723,501	—	1,759,061
Taiwan	1,202,508	95,923	—	1,298,431
Other Countries	3,661,183	6,446,253	—	10,107,436
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	441,841	—	441,841
U.S. Corporate Bonds	—	42,581,523	—	42,581,523
Foreign Bonds	—	2,394,139	—	2,394,139
Mutual Funds	19,088,987	—	—	19,088,987
Total	$141,606,835	$79,315,212	$—	$220,922,047
Short Sales	$(11,499)	$—	$—	$(11,499)

Other Financial Instruments
Futures Contracts – Assets	$3,664,226	$290,487	$—	$3,954,713
Futures Contracts – Liabilities	(1,693,635)	(1,324,706)	—	(3,018,341)
Swap Agreements – Liabilities	—	(852,843)	—	(852,843)
Forward Foreign Currency Exchange Contracts – Assets	—	3,479,397	—	3,479,397
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,857,620)	—	(1,857,620)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $26,065,702 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,070,654 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates

Notes to Financial Statements (unaudited) – continued

prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(277,805)
Foreign Exchange	Forward Foreign Currency Exchange	3,479,397	(1,857,620)
Equity	Equity Futures	3,954,713	(2,740,536)
Credit	Credit Default Swaps	—	(852,843)
Total		$7,434,110	$(5,728,804)

(a)

The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s

Notes to Financial Statements (unaudited) – continued

Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$1,158,021	$—	$—
Foreign Exchange	—	—	(628,784)
Equity	(18,275,263)	—	—
Credit	—	(1,381,965)	—
Total	$(17,117,242)	$(1,381,965)	$(628,784)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,121,628)	$—	$—
Foreign Exchange	—	—	162,274
Equity	10,653,575	—	—
Credit	—	633,717	—
Total	$9,531,947	$633,717	$162,274

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and

Notes to Financial Statements (unaudited) – continued

uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous expense” in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2018:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$4,202,438	$—
Cleared Swap Agreements (a)	—	(873)
Forward Foreign Currency Exchange Contracts	3,479,397	(1,857,620)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$7,681,835	$(1,858,493)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	4,202,438	(873)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,479,397	$(1,857,620)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2018:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$337,343	$(97,199)	$—	$—	$240,144
Goldman Sachs International	937,205	(616,188)	—	(280,000)	41,017
JPMorgan Chase Bank N.A.	166,305	—	—	—	166,305
Morgan Stanley & Co. International PLC	2,038,544	(1,144,233)	—	(870,000)	24,311
Total	$3,479,397	$(1,857,620)	$—	$(1,150,000)	$471,777

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2018:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(97,199)	$97,199	$—	$—	$—
Goldman Sachs International	(616,188)	616,188	—	—	—
Morgan Stanley & Co. International PLC	(1,144,233)	1,144,233	—	—	—
Total	$(1,857,620)	$1,857,620	$—	$—	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract

Notes to Financial Statements (unaudited) – continued

(“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return

Notes to Financial Statements (unaudited) – continued

upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2018, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2018, this expense amounted to $417. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/17
Ordinary income (including any short-term capital gains)	$11,650,148

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/18
Cost of investments	$204,487,340
Gross appreciation	24,786,931
Gross depreciation	8,352,224
Net unrealized appreciation (depreciation)	$16,434,707

As of 10/31/17
Undistributed ordinary income	5,665,021
Capital loss carryforwards	(74,406,147)
Other temporary differences	469,436
Net unrealized appreciation (depreciation)	26,999,446

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
10/31/18	$(11,844,509)

Post-enactment losses which are characterized as follows:
Short-Term	$(54,143,253)
Long-Term	(8,418,385)
Total	$(62,561,638)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Six months ended 4/30/18	Year ended 10/31/17
Class A	$886,465	$2,476,975
Class B	67,692	133,713
Class C	179,880	624,236
Class I	4,302,441	8,176,727
Class R1	4,671	6,831
Class R2	27,758	32,690
Class R3	21,731	25,148
Class R4	2,787	7,467
Class R6	176,839	166,361
Total	$5,670,264	$11,650,148

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2018, this management fee reduction amounted to $12,029, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Effective July 13, 2018, the management fee will be computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has engaged UBS Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. The fund is not responsible for paying the sub-advisory fee.

Notes to Financial Statements (unaudited) – continued

MFS pays UBS a sub-advisory fee at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.28%
In excess of $1 billion and up to $2.5 billion	0.185%
In excess of $2.5 billion	0.16%

Effective as of the close of trading on July 12, 2018, UBS will no longer serve as the sub-adviser of the fund and this agreement will terminate.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.07%

This written agreement will be terminated on July 12, 2018. For the six months ended April 30, 2018, this reduction amounted to $110,770, which is included in the reduction of total expenses in the Statement of Operations.

Effective July 13, 2018, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2020.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,521 for the six months ended April 30, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$55,889
Class B	0.75%	0.25%	1.00%	1.00%	29,752
Class C	0.75%	0.25%	1.00%	1.00%	107,356
Class R1	0.75%	0.25%	1.00%	1.00%	1,791
Class R2	0.25%	0.25%	0.50%	0.50%	3,955
Class R3	—	0.25%	0.25%	0.25%	1,308
Total Distribution and Service Fees					$200,051

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2018, this rebate amounted to $1,156 and $4 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sale charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2018, were as follows:

Amount
Class A	$—
Class B	12,366
Class C	303

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2018, the fee was $7,716, which equated to 0.0057% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $105,239.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2018 was equivalent to an annual effective rate of 0.0185% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2018, the fee paid by the fund under this agreement was $227 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017 and September 20, 2017, MFS purchased 231 and 435 shares of Class R4, respectively, for an aggregate amount of $2,304 and $4,489, respectively.

On August 15, 2017, MFS redeemed 4,935 shares of Class R6 for an aggregate amount of $51,225.

During the six months ended April 30, 2018, the fund incurred approximately $14,494 in brokerage commissions with broker-dealer affiliates of UBS Group AG, an affiliate of UBS, for portfolio transactions executed on behalf of the fund.

(4) Portfolio Securities

For the six months ended April 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$452,359	$—
Non-U.S. Government securities	$42,262,264	$114,289,994

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	404,517	$4,056,822	1,240,373	$12,374,429
Class B	15,838	155,918	39,757	389,814
Class C	23,777	234,531	101,912	986,286
Class I	1,968,163	19,909,532	9,242,560	92,067,709
Class R1	254	2,472	2,246	21,739
Class R2	12,482	123,505	27,267	270,078
Class R3	23,562	239,034	31,050	311,521
Class R4	929	9,543	9,136	90,779
Class R6	224,859	2,314,348	315,274	3,205,772
	2,674,381	$27,045,705	11,009,575	$109,718,127

Shares issued to shareholders in reinvestment of distributions
Class A	78,434	$785,123	244,754	$2,337,403
Class B	5,720	56,224	10,515	98,628
Class C	16,232	159,888	57,164	536,200
Class I	381,284	3,839,533	746,586	7,182,161
Class R1	480	4,671	734	6,831
Class R2	2,812	27,758	3,463	32,690
Class R3	2,167	21,731	2,622	25,148
Class R4	276	2,787	775	7,467
Class R6	14,958	151,223	13,228	127,785
	502,363	$5,048,938	1,079,841	$10,354,313

Shares reacquired
Class A	(1,687,452)	$(16,914,292)	(9,134,658)	$(89,492,999)
Class B	(103,850)	(1,019,599)	(308,519)	(2,969,501)
Class C	(625,462)	(6,160,543)	(2,197,323)	(21,315,388)
Class I	(6,061,108)	(61,312,855)	(26,330,441)	(261,713,784)
Class R1	(47)	(453)	(144)	(1,422)
Class R2	(7,526)	(74,234)	(8,084)	(80,183)
Class R3	(26,968)	(270,631)	(28,200)	(284,557)
Class R4	(490)	(4,959)	(16,432)	(167,176)
Class R6	(124,889)	(1,269,139)	(266,062)	(2,692,210)
	(8,637,792)	$(87,026,705)	(38,289,863)	$(378,717,220)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/18		Year ended 10/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	(1,204,501)	$(12,072,347)	(7,649,531)	$(74,781,167)
Class B	(82,292)	(807,457)	(258,247)	(2,481,059)
Class C	(585,453)	(5,766,124)	(2,038,247)	(19,792,902)
Class I	(3,711,661)	(37,563,790)	(16,341,295)	(162,463,914)
Class R1	687	6,690	2,836	27,148
Class R2	7,768	77,029	22,646	222,585
Class R3	(1,239)	(9,866)	5,472	52,112
Class R4	715	7,371	(6,521)	(68,930)
Class R6	114,928	1,196,432	62,440	641,347
	(5,461,048)	$(54,932,062)	(26,200,447)	$(258,644,780)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2018, the fund’s commitment fee and interest expense were $1,025 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		19,869,700	117,465,594	(118,244,398)	19,090,896

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,197)	$(397)	$—	$109,568	$19,088,987

Notes to Financial Statements (unaudited) – continued

(8) Subsequent Event

Effective as of the close of trading on July 12, 2018, UBS Asset Management (Americas) Inc. will no longer serve as the sub-adviser of the fund and MFS will assume sole responsibility for day-to-day management of the fund’s portfolio.

Effective July 13, 2018, José Ignacio Andrés and Alan Zlatar will no longer serve as portfolio managers of the fund.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 18, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2018

*	Print name and title of each signing officer under his or her signature.